Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Feb. 17, 2012	Dec. 02, 2011
Document And Entity Information [Abstract]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Trading Symbol	nue
Entity Registrant Name	NUCOR CORP
Entity Central Index Key	0000073309
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		316,887,937
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Well-known Seasoned Issuer	Yes
Entity Public Float			$ 12,097,000,000

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents (Note 15)	$ 1,200,645	$ 1,325,406
Short-term investments (Notes 4 and 15)	1,362,641	1,153,623
Accounts receivable, net (Note 5)	1,710,773	1,439,828
Inventories, net (Note 6)	1,987,257	1,557,574
Other current assets (Notes 10, 14, 15 and 20)	446,765	384,744
Total current assets	6,708,081	5,861,175
Property, plant and equipment, net (Note 7)	3,755,604	3,852,118
Restricted cash and investments (Notes 8 and 15)	585,833	598,482
Goodwill (Note 9)	1,830,661	1,836,294
Other intangible assets, net (Note 9)	784,640	856,125
Other assets (Note 10)	905,531	917,716
Total assets	14,570,350	13,921,910
Current liabilities:
Short-term debt (Notes 12 and 15)	1,826	13,328
Long-term debt due within one year (Notes 12 and 15)	650,000
Accounts payable (Note 11)	958,645	896,703
Salaries, wages and related accruals (Notes 17 and 18)	333,341	207,168
Accrued expenses and other current liabilities (Notes 11, 14, 15 and 16)	452,247	387,239
Total current liabilities	2,396,059	1,504,438
Long-term debt due after one year (Notes 12 and 15)	3,630,200	4,280,200
Deferred credits and other liabilities (Notes 14, 15, 16, 17, 18 and 20)	837,511	806,578
Total liabilities	6,863,770	6,591,216
Commitments and contingencies (Notes 6, 14 and 16)
Nucor stockholders' equity (Notes 13 and 17):
Common stock (800,000 shares authorized; 376,239 and 375,451 shares issued, respectively)	150,496	150,181
Additional paid-in capital	1,756,534	1,711,518
Retained earnings	7,111,566	6,795,988
Accumulated other comprehensive loss, net of income taxes (Notes 2 and 14)	(38,177)	(27,776)
Treasury stock (59,490 and 59,660 shares, respectively)	(1,505,534)	(1,509,841)
Total Nucor stockholders' equity	7,474,885	7,120,070
Noncontrolling interests	231,695	210,624
Total equity	7,706,580	7,330,694
Total liabilities and equity	$ 14,570,350	$ 13,921,910

Consolidated Balance Sheets (Parenthetical)	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets [Abstract]
Common stock, shares authorized	800,000,000	800,000,000
Common stock, shares issued	376,239,000	375,451,000
Treasury stock, shares	59,490,000	59,660,000

Consolidated Statements Of Earnings (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements Of Earnings [Abstract]
Net sales	$ 20,023,564	$ 15,844,627	$ 11,190,296
Costs, expenses and other:
Cost of products sold (Notes 14 and 18)	18,074,967	15,000,962	11,035,903
Marketing, administrative and other expenses (Note 10)	520,648	391,375	351,278
Equity in losses of unconsolidated affiliates (Note 10)	10,043	32,082	82,341
Interest expense, net (Note 19)	166,094	153,093	134,752
Costs, expenses and other, total	18,771,752	15,577,512	11,604,274
Earnings (loss) before income taxes and noncontrolling interests	1,251,812	267,115	(413,978)
Provision for (benefit from) income taxes (Note 20)	390,828	60,792	(176,800)
Net earnings (loss)	860,984	206,323	(237,178)
Earnings attributable to noncontrolling interests	82,796	72,231	56,435
Net earnings (loss) attributable to Nucor stockholders	$ 778,188	$ 134,092	$ (293,613)
Net earnings (loss) per share (Note 21):
Basic	$ 2.45	$ 0.42	$ (0.94)
Diluted	$ 2.45	$ 0.42	$ (0.94)

Consolidated Statements Of Stockholders' Equity (USD $) In Thousands, unless otherwise specified	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Treasury Stock (at cost) [Member]	Total Nucor Stockholders' Equity [Member]	Noncontrolling Interests [Member]	Total
BALANCES, beginning of period at Dec. 31, 2008	$ 149,628	$ 1,629,981	$ 7,860,629	$ (190,262)	$ (1,520,772)	$ 7,929,204	$ 327,477	$ 8,256,681
BALANCES, shares at Dec. 31, 2008	374,069				60,092
Comprehensive income:
Net earnings (loss)			(293,613)			(293,613)	56,435	(237,178)
Net unrealized loss on hedging derivatives, net of income taxes				(48,616)		(48,616)		(48,616)
Reclassification adjustment for loss on settlement of hedging derivatives included in net loss/earnings, net of income taxes				40,543		40,543		40,543
Foreign currency translation gain, net of income taxes				155,201		155,201	84	155,285
Adjustment to early retiree medical plan, net of income taxes				2,078		2,078		2,078
Total comprehensive income (loss)						(144,407)	56,519	(87,888)
Stock options exercised (in shares)	239							239
Stock options exercised	95	3,645				3,740		3,740
Stock option expense								0
Issuance of stock under award plans, net of forfeitures, shares	384				(256)
Issuance of stock under award plans, net of forfeitures	154	38,247			6,482	44,883		44,883
Amortization of unearned compensation		3,904				3,904		3,904
Cash dividends			(446,798)			(446,798)		(446,798)
Distributions to noncontrolling interests							(190,233)	(190,233)
BALANCES, end of period at Dec. 31, 2009	149,877	1,675,777	7,120,218	(41,056)	(1,514,290)	7,390,526	193,763	7,584,289
BALANCES, shares at Dec. 31, 2009	374,692				59,836
Comprehensive income:
Net earnings (loss)			134,092			134,092	72,231	206,323
Net unrealized loss on hedging derivatives, net of income taxes				(29,957)		(29,957)		(29,957)
Reclassification adjustment for loss on settlement of hedging derivatives included in net loss/earnings, net of income taxes				35,141		35,141		35,141
Foreign currency translation gain, net of income taxes				8,172		8,172	10	8,182
Adjustment to early retiree medical plan, net of income taxes				(76)		(76)		(76)
Total comprehensive income (loss)						147,372	72,241	219,613
Stock options exercised (in shares)	319							319
Stock options exercised	128	4,534				4,662		4,662
Stock option expense		729				729		729
Issuance of stock under award plans, net of forfeitures, shares	440				(176)
Issuance of stock under award plans, net of forfeitures	176	28,152			4,449	32,777		32,777
Amortization of unearned compensation		2,326				2,326		2,326
Cash dividends			(458,322)			(458,322)		(458,322)
Distributions to noncontrolling interests							(55,380)	(55,380)
BALANCES, end of period at Dec. 31, 2010	150,181	1,711,518	6,795,988	(27,776)	(1,509,841)	7,120,070	210,624	7,330,694
BALANCES, shares at Dec. 31, 2010	375,451				59,660
Comprehensive income:
Net earnings (loss)			778,188			778,188	82,796	860,984
Net unrealized loss on hedging derivatives, net of income taxes				(8,454)		(8,454)		(8,454)
Reclassification adjustment for loss on settlement of hedging derivatives included in net loss/earnings, net of income taxes				37,093		37,093		37,093
Foreign currency translation gain, net of income taxes				(40,205)		(40,205)	(5)	(40,210)
Adjustment to early retiree medical plan, net of income taxes				8,789		8,789		8,789
Correction of error in early retiree medical plan, net of income taxes				(7,624)		(7,624)		(7,624)
Total comprehensive income (loss)						767,787	82,791	850,578
Stock options exercised (in shares)	387							387
Stock options exercised	155	7,942				8,097		8,097
Stock option expense		9,850				9,850		9,850
Issuance of stock under award plans, net of forfeitures, shares	401				(170)
Issuance of stock under award plans, net of forfeitures	160	25,624			4,307	30,091		30,091
Amortization of unearned compensation		1,600				1,600		1,600
Cash dividends			(462,610)			(462,610)		(462,610)
Distributions to noncontrolling interests							(61,720)	(61,720)
BALANCES, end of period at Dec. 31, 2011	$ 150,496	$ 1,756,534	$ 7,111,566	$ (38,177)	$ (1,505,534)	$ 7,474,885	$ 231,695	$ 7,706,580
BALANCES, shares at Dec. 31, 2011	376,239				59,490

Consolidated Statements Of Stockholders' Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements Of Stockholders' Equity [Abstract]
Cash dividends per share	$ 1.4525	$ 1.4425	$ 1.41

Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating activities:
Net earnings (loss)	$ 860,984	$ 206,323	$ (237,178)
Adjustments:
Depreciation	522,571	512,147	494,035
Amortization	67,829	70,455	72,388
Stock-based compensation	49,003	43,041	54,665
Deferred income taxes	58,051	138,262	88,546
Equity in losses of unconsolidated affiliates	10,043	32,082	82,341
Changes in assets and liabilities (exclusive of acquisitions):
Accounts receivable	(274,920)	(310,188)	141,104
Inventories	(433,696)	(231,913)	1,117,600
Accounts payable	63,571	186,417	170,229
Federal income taxes	930	180,821	(422,116)
Salaries, wages and related accruals	129,340	56,641	(419,800)
Other	(21,094)	(10,684)	31,380
Cash provided by operating activities	1,032,612	873,404	1,173,194
Investing activities:
Capital expenditures	(440,502)	(345,294)	(390,500)
Investment in and advances to affiliates	(95,950)	(434,006)	(63,563)
Repayment of advances to affiliates	50,000	83,885
Disposition of plant and equipment	25,333	24,944	11,371
Acquisitions (net of cash acquired)	(3,959)	(64,788)	(32,720)
Purchases of investments	(1,494,782)	(1,323,264)	(261,389)
Proceeds from the sale of investments	1,285,763	394,640	36,389
Purchases of restricted investments	(564,994)
Proceeds from the sale of restricted investments	47,479
Changes in restricted cash	530,165	(598,482)
Cash used in investing activities	(661,447)	(2,262,365)	(700,412)
Financing activities:
Net change in short-term debt	(11,450)	11,561	(6,908)
Repayment of long-term debt		(6,000)	(180,400)
Proceeds from issuance of long-term debt, net of discount		1,198,992
Debt issuance costs		(4,050)
Issuance of common stock	8,097	4,687	3,716
Excess tax benefits from stock- based compensation	1,000	(700)	(3,100)
Distributions to noncontrolling interests	(61,720)	(55,380)	(190,233)
Cash dividends	(461,518)	(457,282)	(443,109)
Other financing activities	30,569
Cash provided by (used in) financing activities	(495,022)	691,828	(820,034)
Effect of exchange rate changes on cash	(904)	5,558	9,103
Decrease in cash and cash equivalents	(124,761)	(691,575)	(338,149)
Cash and cash equivalents - beginning of year	1,325,406	2,016,981	2,355,130
Cash and cash equivalents - end of year	$ 1,200,645	$ 1,325,406	$ 2,016,981

Nature Of Operations And Basis Of Presentation	12 Months Ended
Dec. 31, 2011
Nature Of Operations And Basis Of Presentation [Abstract]
Nature Of Operations And Basis Of Presentation
1.	Nature of Operations and Basis of Presentation

Nature of Operations

Nucor is principally a manufacturer of steel and steel products, as well as a scrap broker and processor, with operating facilities and customers primarily located in North America.

Principles of Consolidation

The consolidated financial statements include Nucor and its controlled subsidiaries, including Nucor-Yamato Steel Company, a limited partnership of which Nucor owns 51%. All significant intercompany transactions are eliminated.

Distributions are made to noncontrolling interest partners in Nucor-Yamato Steel Company in accordance with the limited partnership agreement by mutual agreement of the general partners. At a minimum, sufficient cash is distributed so that each partner may pay their U.S. federal and state income taxes.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

Reclassifications

Certain amounts for prior years have been reclassified to conform to the 2011 presentation.

Summary Of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Summary Of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies
2.	Summary of Significant Accounting Policies

Cash and Cash Equivalents

Cash equivalents are recorded at cost plus accrued interest, which approximates market, and have original maturities of three months or less at the date of purchase. Cash and cash equivalents are maintained primarily with a few high-credit quality financial institutions.

Short-term Investments

Short-term investments are recorded at cost plus accrued interest, which approximates market. Unrealized gains and losses on investments classified as available-for-sale are recorded as a component of accumulated other comprehensive income (loss). Management determines the appropriate classification of its investments at the time of purchase and re-evaluates such determination at each balance sheet date.

Inventories Valuation

Inventories are stated at the lower of cost or market. Inventories valued using the last-in, first-out (LIFO) method of accounting represent approximately 47% of total inventories as of December 31, 2011 (45% as of December 31, 2010). All inventories held by the parent company and Nucor-Yamato Steel Company are valued using the LIFO method of accounting except for supplies that are consumed indirectly in the production process, which are valued using the first-in, first-out (FIFO) method of accounting. All inventories held by other subsidiaries of the parent company are valued using the FIFO method of accounting. The Company records any amount required to reduce the carrying value of inventory to net realizable value as a charge to cost of products sold.

Property, Plant and Equipment

Property, plant and equipment are stated at cost. Depreciation is provided on a straight-line basis over the estimated useful lives of the assets. The costs of planned major maintenance activities are capitalized and amortized over the period until the next scheduled major maintenance activity. All other repairs and maintenance activities are expensed when incurred.

Goodwill and Other Intangibles

Goodwill is the excess of cost over the fair value of net assets of businesses acquired. Goodwill is not amortized but is tested annually for impairment and whenever events or circumstances change that would make it more likely than not that an impairment may have occurred. We perform our annual impairment analysis as of the first day of the fourth quarter each year. The evaluation of impairment involves comparing the current estimated fair value of each reporting unit, which is a level below the reportable segment, to the recorded value, including goodwill. When appropriate, Nucor performs a qualitative assessment to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. For certain reporting units it is necessary to perform a quantitative analysis. In these instances, a discounted cash flow model is used to determine the current estimated fair value of these reporting units. A number of significant assumptions and estimates are involved in the application of the discounted cash flow model to forecast operating cash flows, including market growth and market share, sales volumes and prices, costs to produce, discount rate and estimated capital needs. Management considers historical experience and all available information at the time the fair values of its reporting units are estimated. Assumptions in estimating future cash flows are subject to a high degree of judgment and complexity. Changes in assumptions and estimates may affect the carrying value of goodwill and could result in additional impairment charges in future periods.

Finite-lived intangible assets are amortized over their estimated useful lives.

Long-Lived Asset Impairments

We evaluate our property, plant and equipment and finite-lived intangible assets for potential impairment on an individual asset basis or at the lowest level asset grouping for which cash flows can be separately identified. Asset impairments are assessed whenever changes in circumstances indicate that the carrying amounts of those productive assets could exceed their projected undiscounted cash flows. When it is determined that an impairment exists, the related assets are written down to estimated fair market value.

Equity Method Investments

Investments in joint ventures in which Nucor shares control over the financial and operating decisions but in which Nucor is not the primary beneficiary are accounted for under the equity method. Each of the Company's equity method investments is subject to a review for impairment if, and when, circumstances indicate that a decline in value below its carrying amount may have occurred. If management considers the decline to be other than temporary, the Company would write down the investment to its estimated fair market value.

Derivative Financial Instruments

Nucor uses derivative financial instruments from time to time primarily to partially manage its exposure to price risk related to natural gas purchases used in the production process as well as scrap, copper and aluminum purchased for resale to its customers. In addition, Nucor uses derivatives from time to time to partially manage its exposure to changes in interest rates on outstanding debt instruments and uses forward foreign exchange contracts to hedge cash flows associated with certain assets and liabilities, firm commitments and anticipated transactions.

Nucor recognizes all derivative instruments in the consolidated balance sheets at fair value. Amounts included in accumulated other comprehensive income (loss) related to cash flow hedges are reclassified into earnings when the underlying transaction is recognized in net earnings. Changes in fair value hedges are reported currently in earnings along with changes in the fair value of the hedged items. When cash flow and fair value hedges affect net earnings, they are included on the same financial statement line as the underlying transaction (cost of products sold or interest expense). If these instruments do not meet hedge accounting criteria, the change in fair value is recognized immediately in earnings in the same financial statement line as the underlying transaction.

Revenue Recognition

Nucor recognizes revenue when the customer takes title, assumes risk of loss, and when collection is reasonably assured.

Freight Costs

Internal fleet and some common carrier costs are included in marketing, administrative and other expenses. These costs included in marketing, administrative and other expenses were $67.2 million in 2011 ($59.9 million in 2010 and $54.3 million in 2009). All other freight costs are included in cost of products sold.

Income Taxes

Nucor utilizes the liability method of accounting for income taxes. Under the liability method, deferred taxes are determined based on the temporary differences between the financial statement and tax basis of assets and liabilities using tax rates expected to be in effect during the years in which the basis differences reverse. A valuation allowance is recorded when it is more likely than not that some of the deferred tax assets will not be realized.

Nucor recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Potential accrued interest and penalties related to unrecognized tax benefits are recognized as a component of earnings before taxes and noncontrolling interests.

Nucor's intention is to permanently reinvest the earnings of certain foreign investments. Accordingly, no provisions have been made for taxes that may be payable upon remittance of such earnings.

Stock-Based Compensation

The Company recognizes the cost of stock-based compensation as an expense using fair value measurement methods. The assumptions used to calculate the fair value of stock-based compensation granted are evaluated and revised, as necessary, to reflect market conditions and experience.

Comprehensive Income (Loss)

Nucor reports comprehensive income (loss) and the changes in accumulated other comprehensive income (loss) in its consolidated statements of stockholders' equity. Accumulated other comprehensive loss is comprised of the following (in thousands):

	December 31,
	2011	2010

Foreign currency translation, net of income taxes when applicable	$(12,311)	$27,923
Early-retiree medical plan adjustments, net of income taxes	14,384	13,190
Fair market value of derivatives, net of income taxes	(40,250)	(68,889)

	$(38,177)	$(27,776)

Foreign Currency Translation

For Nucor's operations where the functional currency is other than the U.S. dollar, assets and liabilities have been translated at year-end exchange rates, and income and expenses translated using average exchange rates for the respective periods. Adjustments resulting from the process of translating an entity's financial statements into the U.S. dollar have been recorded in accumulated other comprehensive income (loss) and are included in net earnings only upon sale or liquidation of the underlying investments. Foreign currency transaction gains and losses are included in operations in the period they occur.

Recent Accounting Pronouncements

In June 2011, the Financial Accounting Standards Board (FASB) amended its guidance on the presentation of comprehensive income in financial statements to improve the comparability, consistency and transparency of financial reporting and to increase the prominence of items that are recorded in other comprehensive income. The new accounting guidance requires entities to report components of comprehensive income in either (1) a continuous statement of comprehensive income or (2) two separate but consecutive statements. The provisions of this new guidance are effective for Nucor in the first quarter of 2012. The adoption of this guidance is not expected to have an effect on Nucor's operating results or financial position.

In September 2011, the FASB issued updated guidance on the assessment of goodwill impairment. This guidance allows companies to perform a qualitative assessment to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount before performing the two-step goodwill impairment test. We perform an impairment analysis of Nucor's goodwill at the beginning of the fourth quarter of each year, and we early adopted this guidance for our goodwill impairment testing in the fourth quarter of 2011. The adoption of this guidance did not have an effect on Nucor's operating results or financial position.

Acquisitions	12 Months Ended
Dec. 31, 2011
Acquisitions [Abstract]
Acquisitions
3.	Acquisitions

In April 2010, Nucor acquired a 50% economic and voting interest in NuMit LLC for a purchase price of approximately $221.3 million. NuMit owns 100% of the equity interest in Steel Technologies LLC, an operator of 25 sheet processing facilities throughout the U.S., Canada and Mexico. Nucor accounts for the investment using the equity method (see Note 10).

Other minor acquisitions, exclusive of purchase price adjustments of acquisitions made in prior years, totaled $4.0 million in 2011 ($64.8 million in 2010 and $8.1 million in 2009).

Short-term Investments	12 Months Ended
Dec. 31, 2011
Short-term Investments [Abstract]
Short-term Investments
4.	Short-term Investments

Nucor's short-term investments held as of December 31, 2011 and 2010 consisted of certificates of deposit (CDs), corporate debt, Federal Home Loan Bank (FHLB) obligations and variable rate demand notes (VRDNs), and are all classified as available-for-sale. The investments in corporate debt are debt securities issued by a financial institution that management believes has low credit risk. FHLB consolidated obligations carry high credit ratings from both Moody's and Standard & Poor's. VRDNs are variable rate bonds tied to short-term interest rates with stated original maturities in excess of 90 days. All of the VRDNs in which Nucor invests are secured by a direct-pay letter of credit issued by financial institutions with low credit risk. Nucor can receive the principal invested and interest accrued thereon no later than seven days after notifying the financial institution that Nucor elects to tender the VRDNs. The interest rate on the CDs and the coupon rates on the corporate debt and FHLBs are fixed at inception, and the VRDNs trade at par value. No realized or unrealized gains or losses were incurred in 2011, 2010 or 2009.

The following is a summary of the short-term investments held at December 31, 2011 and 2010:

	(In thousands)
	December 31,
	2011	2010

Certificates of deposit	$775,000	$800,363
Corporate debt	103,506	—
Federal Home Loan Bank obligations	185,500	—
Variable rate demand notes	298,635	353,260

	$1,362,641	$1,153,623

Aggregate contractual maturities of Nucor's short-term investments are $1,064.0 million in 2012 and $298.6 million in 2027 and thereafter.

Accounts Receivable	12 Months Ended
Dec. 31, 2011
Accounts Receivable [Abstract]
Accounts Receivable
5.	Accounts Receivable

An allowance for doubtful accounts is maintained for estimated losses resulting from the inability of our customers to make required payments. Accounts receivable are stated net of the allowance for doubtful accounts of $54.3 million at December 31, 2011 ($61.2 million at December 31, 2010 and $52.9 million at December 31, 2009).

Inventories	12 Months Ended
Dec. 31, 2011
Inventories [Abstract]
Inventories
6.	Inventories

Inventories consist of approximately 40% raw materials and supplies and 60% finished and semi-finished products at December 31, 2011 (41% and 59%, respectively, at December 31, 2010). Nucor's manufacturing process consists of a continuous, vertically integrated process from which products are sold to customers at various stages throughout the process. Since most steel products can be classified as either finished or semi-finished products, these two categories of inventory are combined.

If the FIFO method of accounting had been used, inventories would have been $763.2 million higher at December 31, 2011 ($620.4 million higher at December 31, 2010). During 2010 and 2009, inventory quantities at locations that value inventory using LIFO were reduced, resulting in a liquidation of LIFO inventory layers carried at lower costs that prevailed in prior years. The effect of the liquidations was to decrease cost of products sold by $30.4 million in 2010 and $81.5 million in 2009 (there was no liquidation of LIFO inventory layers in 2011). Use of the lower of cost or market method reduced inventories by $6.8 million at December 31, 2011 ($2.9 million at December 31, 2010).

Nucor has entered into supply agreements for certain raw materials, utilities and other items in the ordinary course of business. These agreements extend into 2028 and total approximately $7.80 billion at December 31, 2011.

Property, Plant And Equipment	12 Months Ended
Dec. 31, 2011
Property, Plant And Equipment [Abstract]
Property, Plant And Equipment
7.	Property, Plant and Equipment

	(In thousands)
	December 31,
	2011	2010

Land and improvements	$515,674	$431,765
Buildings and improvements	841,179	834,661
Machinery and equipment	7,727,630	7,502,203
Construction in process and equipment deposits	396,614	323,845

	9,481,097	9,092,474
Less accumulated depreciation	(5,725,493)	(5,240,356)

	$3,755,604	$3,852,118

The estimated useful lives range from 5 to 10 years for land improvements, 9 to 31.5 years for buildings and improvements, and 2 to 15 years for machinery and equipment.

Restricted Cash And Investments	12 Months Ended
Dec. 31, 2011
Restricted Cash And Investments [Abstract]
Restricted Cash And Investments
8.	Restricted Cash and Investments

As of December 31, 2011, restricted cash and investments primarily consisted of net proceeds from $600.0 million 30-year variable rate Gulf Opportunity Zone bonds issued in November 2010. The restricted cash and investments are held in a trust account and are to be used to partially fund the capital costs associated with the construction of Nucor's direct reduced ironmaking facility in St. James Parish, Louisiana. Funds are disbursed as qualified expenditures for the construction of the facility are made ($43.2 million in 2011 and none in 2010). Restricted investments totaled $514.3 million at December 31, 2011(none at December 31, 2010), and are held in similar short-term investment instruments as described in Note 4. Interest earned on these investments is subject to the same usage requirements as the bond proceeds. Since the restricted cash, investments and interest on investments must be used for the construction of the facility, which is expected to occur through mid-2013, the entire balance has been classified as a non-current asset.

Goodwill And Other Intangible Assets	12 Months Ended
Dec. 31, 2011
Goodwill And Other Intangible Assets [Abstract]
Goodwill And Other Intangible Assets
9.	Goodwill and Other Intangible Assets

The change in the net carrying amount of goodwill for the years ended December 31, 2011 and 2010 by segment is as follows (in thousands):

	Steel Mills	Steel Products	Raw Materials	All Other	Total

Balance, December 31, 2009	$268,466	$780,628	$665,075	$88,852	$1,803,021
Acquisitions	—	—	14,841	—	14,841
Translation	—	18,432	—	—	18,432

Balance, December 31, 2010	268,466	799,060	679,916	88,852	1,836,294
Acquisitions	—	—	2,986	—	2,986
Translation	—	(8,619)	—	—	(8,619)

Balance, December 31, 2011	$268,466	$790,441	$682,902	$88,852	$1,830,661

The majority of goodwill is not tax deductible.

Intangible assets with estimated lives of 5 to 22 years are amortized on a straight-line or accelerated basis and are comprised of the following (in thousands):

	December 31, 2011		December 31, 2010
	Gross Amount	Accumulated Amortization	Gross Amount	Accumulated Amortization
Customer relationships	$941,787	$262,841	$944,920	$203,969
Trademarks and trade names	123,192	25,628	123,713	19,351
Other	25,868	17,738	27,869	17,057

	$1,090,847	$306,207	$1,096,502	$240,377

Intangible asset amortization expense was $67.8 million in 2011 ($70.5 million in 2010 and $72.4 million in 2009). Annual amortization expense is estimated to be $61.4 million in 2012; $57.9 million in 2013; $55.8 million in 2014; $54.0 million in 2015; and $52.7 million in 2016.

The Company completed its annual goodwill impairment testing as of the first day of the fourth quarters of 2011, 2010 and 2009 and concluded that there was no impairment of goodwill for any of its reporting units. We do not believe there are currently any reporting units at risk of impairment in the near term.

Equity Investments	12 Months Ended
Dec. 31, 2011
Equity Investments [Abstract]
Equity Investments
10.	Equity Investments

The carrying value of our equity investments in domestic and foreign companies was $775.7 million at December 31, 2011 ($797.6 million at December 31, 2010) and is recorded in other assets in the consolidated balance sheets.

Nucor owns a 50% economic and voting interest in Duferdofin Nucor S.r.l., an Italian steel manufacturer, and accounts for the investment (on a one-month lag basis) under the equity method, as control and risk of loss are shared equally between the members.

Nucor's investment in Duferdofin Nucor at December 31, 2011 was $493.9 million ($531.9 million at December 31, 2010). Nucor's 50% share of the total net assets of Duferdofin Nucor was $62.4 million at December 31, 2011, resulting in a basis difference of $431.5 million due to the step-up to fair value of certain assets and liabilities attributable to Duferdofin Nucor as well as the identification of goodwill ($312.5 million) and finite-lived intangible assets. This basis difference, excluding the portion attributable to goodwill, is being amortized based on the remaining estimated useful lives of the various underlying net assets, as appropriate. Amortization expense and other purchase accounting adjustments associated with the fair value step-up were $11.5 million in 2011 ($11.5 million in 2010 and $15.4 million in 2009).

As of December 31, 2011, Nucor had outstanding notes receivable of €30 million ($38.8 million) from Duferdofin Nucor (€20 million as of December 31, 2010). The notes receivable bear interest at 3.08% to 3.12% and will reset annually on September 30 to the twelve-month Euro Interbank Offered Rate (Euribor) plus 1% per year. The principal amounts are due on January 31, 2016. Accordingly, the notes receivable were classified in other assets in the consolidated balance sheets as of December 31, 2011.

Nucor has issued a guarantee for its ownership percentage (50%) of up to €112.5 million of Duferdofin Nucor's credit facilities. As of December 31, 2011, Duferdofin Nucor had €105.1 million outstanding under these credit facilities. The portion of the amount outstanding that was guaranteed by Nucor was €52.6 million ($68.0 million). Nucor has not recorded any liability associated with the guarantee.

In April 2010, Nucor acquired a 50% economic and voting interest in NuMit LLC. NuMit owns 100% of the equity interest in Steel Technologies LLC, an operator of 25 sheet processing facilities located throughout the U.S., Canada and Mexico. Nucor accounts for the investment in NuMit (on a one-month lag basis) under the equity method as control and risk of loss are shared equally between the members. The acquisition did not result in a significant amount of goodwill or intangible assets.

Nucor's investment in NuMit at December 31, 2011 was $259.3 million ($229.1 million as of December 31, 2010), comprised of the purchase price of approximately $221.3 million plus subsequent additional capital contributions and equity method earnings since acquisition. Nucor also has recorded a $40.0 million note receivable from Steel Technologies LLC that bears interest at 1.27% and resets quarterly to the three-month London Interbank Offered Rate (LIBOR) plus 90 basis points. The principal amount is due on October 21, 2014. In addition, Nucor has extended a $120.0 million line of credit (of which $55.0 million was outstanding at December 31, 2011) to Steel Technologies. As of December 31, 2011, the amounts outstanding on the line of credit bear interest at 1.96% and mature on April 1, 2012. The note receivable was classified in other assets and the amount outstanding on the line of credit was classified in other current assets in the consolidated balance sheets.

Nucor reviews its equity investments for impairment if and when circumstances indicate that a decline in value below its carrying amount may have occurred. In the fourth quarter of 2011, the Company concluded it had a triggering event requiring assessment for impairment of its equity investment in Duferdofin Nucor due to the continued declines in the global demand for steel. Diminished demand began to significantly impact the financial results of Duferdofin Nucor in 2009 and continued to impact the results of Nucor's equity investment through 2011. After completing its assessment, the Company determined that the estimated fair value approximated its carrying amount and that there was no impairment of the Company's investment in Duferdofin Nucor. Nucor determines the estimated fair value of its investment in Duferdofin Nucor using a discounted cash flow model, based on a weighted-average of multiple discounted cash flow scenarios. The assumptions that most significantly affect the fair value determination include projected revenues and the discount rate. The Company will continue to monitor trends in the global demand for steel, specifically within the European market in which Duferdofin Nucor operates, as well as other general economic and currency matters. It is reasonably possible that based on actual performance in the near term the estimates used in our valuation as of December 31, 2011 could change and result in an impairment of our investment.

In the third quarter of 2011, the Company concluded that an equity investment in a dust recycling project had been impaired, resulting in an impairment charge of $13.9 million. This charge is included in marketing, administrative and other expenses in the consolidated statements of earnings.

In December 2010, Nucor and its joint venture partners agreed to permanently close the HIsmelt plant in Kwinana, Western Australia. Nucor has a 25% interest in the joint venture that will be terminated. Nucor recorded a pre-tax charge of $10.0 million in the fourth quarter of 2010 (none in 2011 and 2009) in marketing, administrative and other expenses for its portion of the estimated closure costs.

Current Liabilities	12 Months Ended
Dec. 31, 2011
Current Liabilities [Abstract]
Current Liabilities
11.	Current Liabilities

Book overdrafts, included in accounts payable in the consolidated balance sheets, were $53.6 million at December 31, 2011 ($63.0 million at December 31, 2010). Dividends payable, included in accrued expenses and other current liabilities in the consolidated balance sheets, were $116.3 million at December 31, 2011 ($115.2 million at December 31, 2010).

Debt And Other Financing Arrangements	12 Months Ended
Dec. 31, 2011
Debt And Other Financing Arrangements [Abstract]
Debt And Other Financing Arrangements
12.	Debt and Other Financing Arrangements

	(In thousands)
	December 31,
	2011	2010

Industrial revenue bonds:
0.11% to 1.7%, variable, due from 2014 to 2040	$1,030,200	$1,030,200
Notes, 4.875%, due 2012	350,000	350,000
Notes, 5.0%, due 2012	300,000	300,000
Notes, 5.0%, due 2013	250,000	250,000
Notes, 5.75%, due 2017	600,000	600,000
Notes, 5.85%, due 2018	500,000	500,000
Notes, 4.125%, due 2022	600,000	600,000
Notes, 6.40%, due 2037	650,000	650,000

	4,280,200	4,280,200
Less current maturities	(650,000)	—

	$3,630,200	$4,280,200

Annual aggregate long-term debt maturities are: $650.0 million in 2012; $250.0 million in 2013; $3.3 million in 2014; $16.3 million in 2015; none in 2016; and $3.361 billion thereafter.

In December 2011, Nucor received increased commitments under the unsecured revolving credit facility to provide for up to $1.50 billion in revolving loans. The amended multi-year revolving credit agreement matures in December 2016 and allows up to $500.0 million in additional commitments at Nucor's election in accordance with the terms set forth in the credit agreement. Up to the equivalent of $850.0 million of the credit facility is available for foreign currency loans, up to $500.0 million is available for the issuance of letters of credit, and up to $500.0 million is available for the issuance of revolving loans for Nucor subsidiaries in accordance with terms set forth in the credit agreement. The credit facility provides for a pricing grid based upon the credit rating of Nucor's senior unsecured long-term debt and, alternatively, interest rates quoted by lenders in connection with competitive bidding. The credit facility includes customary financial and other covenants, including a limit on the ratio of funded debt to capital of 60%, a limit on Nucor's ability to pledge the Company's assets and a limit on consolidations, mergers and sales of assets. As of December 31, 2011, Nucor's funded debt to total capital ratio was 36%, and Nucor was in compliance with all covenants under the credit facility. No borrowings were outstanding under the credit facility as of December 31, 2011 and 2010.

Harris Steel has credit facilities totaling approximately $33.8 million, with $1.6 million of borrowings outstanding at December 31, 2011. In addition, the business of Nucor Trading S.A. is financed by trade credit arrangements totaling approximately $25.0 million with a number of Swiss-based banking institutions. These arrangements, principally trade finance facilities, are non-recourse to Nucor and its other subsidiaries. As of December 31, 2011, Nucor Trading S.A. had outstanding borrowings of $0.3 million and outstanding guarantees of $0.1 million.

Letters of credit totaling $29.8 million were outstanding as of December 31, 2011 related to certain obligations, including workers' compensation, utilities deposits and credit arrangements by Nucor Trading S.A. for commitments to purchase inventories.

Nucor capitalized $3.5 million of interest expense in 2011 ($0.9 million in 2010 and $16.4 million in 2009) related to the borrowing costs associated with various construction projects.

Capital Stock	12 Months Ended
Dec. 31, 2011
Capital Stock [Abstract]
Capital Stock
13.	Capital Stock

The par value of Nucor's common stock is $0.40 per share and there are 800 million shares authorized. In addition, 250,000 shares of preferred stock, par value of $4.00 per share, are authorized, with preferences, rights and restrictions as may be fixed by Nucor's board of directors. There are no shares of preferred stock issued or outstanding.

In 2001, the board of directors adopted a Stockholder Rights Plan in which one right was distributed as a dividend for each Nucor common share outstanding. The rights had no voting power and expired on March 8, 2011.

Derivative Financial Instruments	12 Months Ended
Dec. 31, 2011
Derivative Financial Instruments [Abstract]
Derivative Financial Instruments
14.	Derivative Financial Instruments

The following tables summarize information regarding Nucor's derivative instruments (in thousands):

Fair Value of Derivative Instruments

		Fair Value at December 31,
	Balance Sheet Location	2011	2010

Asset derivatives not designated as hedging instruments:
Commodity contracts	Other current assets	$5,071	$—
Foreign exchange contracts	Other current assets	—	266

Total asset derivatives not designated as hedging instruments		$5,071	$266

Liability derivatives designated as hedging instruments:
Commodity contracts	Accrued expenses and other current liabilities	$(21,100)	$(8,900)
Commodity contracts	Deferred credits and other liabilities	—	(54,800)

Total liability derivatives designated as hedging instruments		(21,100)	(63,700)

Liability derivatives not designated as hedging instruments:
Commodity contracts	Accrued expenses and other current liabilities	—	(2,961)
Foreign exchange contracts	Accrued expenses and other current liabilities	(334)	—

Total liability derivatives not designated as hedging instruments		(334)	(2,961)

Total liability derivatives		$(21,434)	$(66,661)

The Effect of Derivative Instruments on the Consolidated Statements of Earnings

Derivatives Designated as Hedging Instruments

Derivatives in Cash Flow Hedging Relationships	Statement of Earnings Location	Amount of Gain or (Loss) Recognized in OCI on Derivative (Effective Portion)			Amount of Gain or (Loss) Reclassified from Accumulated OCI into Earnings (Effective Portion)			Amount of Gain or (Loss) Recognized in Earnings on Derivative (Ineffective Portion)
		2011	2010	2009	2011	2010	2009	2011	2010	2009

Commodity contracts	Cost of products sold	$(8,454)	$(29,957)	$(48,616)	$(37,093)	$(35,141)	$(40,543)	$600	$600	$(1,700)

Derivatives Not Designated as Hedging Instruments

		Amount of Gain or (Loss) Recognized in Earnings on
Derivatives Not Designated as Hedging Instruments	Statement of Earnings Location	Derivative
		2011	2010	2009

Commodity contracts	Cost of products sold	$11,757	$(1,417)	$(4,887)

Foreign exchange contracts	Cost of products sold	(665)	907	(3,050)

Total		$11,092	$(510)	$(7,937)

At December 31, 2011, natural gas swaps covering 3.6 million MMBTUs and foreign currency contracts with a notional value of $9.2 million were outstanding.

At December 31, 2011, $40.7 million of net deferred losses on cash flow hedges on natural gas forward purchase contracts included in accumulated other comprehensive income are expected to be reclassified into earnings, due to the settlement of forecasted transactions, during the next twelve months assuming no change in the forward commodity prices from December 31, 2011. As of December 31, 2011, Nucor is hedging a portion of its exposure to the variability of future cash flows for forecasted natural gas purchases over the next year.

Nucor has also entered into various natural gas purchase contracts, which effectively commit Nucor to the following purchases of natural gas to be used for production: $91.4 million in 2012; $38.6 million in 2013; $29.2 million in 2014; $28.3 million in 2015; $27.9 million in 2016; and $373.6 million between 2017 and 2028. These natural gas purchase contracts will primarily supply our direct reduced iron facility in Trinidad.

Nucor does not anticipate non-performance by the counterparties in any of these derivative instruments given their current credit ratings, and no material loss is expected from non-performance by any one of such counterparties.

Fair Value Measurements	12 Months Ended
Dec. 31, 2011
Fair Value Measurements [Abstract]
Fair Value Measurements
15.	Fair Value Measurements

The following table summarizes information regarding Nucor's financial assets and financial liabilities that are measured at fair value as of December 31, 2011. Nucor does not currently have any non-financial assets or liabilities that are measured at fair value on a recurring basis.

(in thousands)

		Fair Value Measurements at Reporting Date Using
	Carrying Amount in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
December 31, 2011
Assets:
Cash equivalents	$1,012,122	$1,012,122	$—
Short-term investments	1,362,641	1,362,641	—
Commodity contracts	5,071	—	5,071
Restricted cash and investments	585,833	585,833

Total assets	$2,965,667	$2,960,596	$5,071	—

Liabilities:
Foreign exchange and commodity contracts	$(21,434)	—	$(21,434)	—

December 31, 2010
Assets:
Cash equivalents	$1,156,240	$1,156,240	$—
Short-term investments	1,153,623	1,153,623	—
Foreign exchange contracts	266	—	266
Restricted cash	598,482	598,482	—

Total assets	$2,908,611	$2,908,345	$266	—

Liabilities:
Commodity contracts	$(66,661)	—	$(66,661)	—

Fair value measurements for Nucor's cash equivalents, short-term investments and restricted cash and investments are classified under Level 1 because such measurements are based on quoted market prices in active markets for identical assets. Fair value measurements for Nucor's derivatives are classified under Level 2 because such measurements are based on published market prices for similar assets or are estimated based on observable inputs such as interest rates, yield curves, credit risks, spot and future commodity prices and spot and future exchange rates.

The fair value of short-term and long-term debt, including current maturities, was approximately $4.76 billion at December 31, 2011 ($4.59 billion at December 31, 2010). The fair value estimates were based on readily available market prices of our debt at December 31, 2011 and 2010, or similar debt with the same maturities, rating and interest rates.

Contingencies	12 Months Ended
Dec. 31, 2011
Contingencies [Abstract]
Contingencies
16.	Contingencies

Nucor is subject to environmental laws and regulations established by federal, state and local authorities, and, accordingly, makes provision for the estimated costs of compliance. Of the undiscounted total of $31.4 million of accrued environmental costs at December 31, 2011 ($35.0 million at December 31, 2010), $14.4 million was classified in accrued expenses and other current liabilities ($13.5 million at December 31, 2010) and $17.0 million was classified in deferred credits and other liabilities ($21.5 million at December 31, 2010). Inherent uncertainties exist in these estimates primarily due to unknown conditions, evolving remediation technology, and changing governmental regulations and legal standards.

Nucor has been named, along with other major steel producers, as a co-defendant in several related antitrust class-action complaints filed by Standard Iron Works and other steel purchasers in the United States District Court for the Northern District of Illinois. The plaintiffs allege that from January 2005 through 2008, eight steel manufacturers, including Nucor, engaged in anticompetitive activities with respect to the production and sale of steel. The plaintiffs seek monetary and other relief. Although we believe the plaintiffs' claims are without merit and will vigorously defend against them, we cannot at this time predict the outcome of this litigation or estimate the range of Nucor's potential exposure.

Other contingent liabilities with respect to product warranties, legal proceedings and other matters arise in the normal course of business. Nucor maintains liability insurance for certain risks that arise that are also subject to certain self-insurance limits. Although the outcome of the claims and proceedings against us cannot be predicted with certainty, management believes that there are no existing claims or proceedings that are likely to have a material adverse effect on the consolidated financial statements.

Stock-Based Compensation	12 Months Ended
Dec. 31, 2011
Stock-Based Compensation [Abstract]
Stock-Based Compensation
17.	Stock-Based Compensation

Stock Options

Stock options may be granted to Nucor's key employees, officers and non-employee directors with exercise prices at 100% of the market value on the date of the grant. The stock options granted prior to 2006 were exercisable six months after grant date and have a term of seven years. The stock options granted in 2010 and 2011 are exercisable at the end of three years and have a term of ten years. Nucor did not grant any options during 2009. New shares are issued upon exercise of stock options.

A summary of activity under Nucor's stock option plans is as follows (shares in thousands):

	2011		2010		2009
	Shares	Weighted - Average Exercise Price	Shares	Weighted - Average Exercise Price	Shares	Weighted - Average Exercise Price
Number of shares under option:
Outstanding at beginning of year	983	$29.14	1,060	$21.95	1,299	$20.80
Granted	560	$42.34	242	$41.43	—	—
Exercised	(387)	$20.96	(319)	$14.60	(239)	$15.69
Canceled	—	—	—	—	—	—

Outstanding at end of year	1,156	$38.26	983	$29.14	1,060	$21.95

Options exercisable at end of year	354	$29.67	741	$25.12	1,060	$21.95

The shares reserved for future grants as of December 31, 2011, 2010 and 2009 are reflected in the restricted stock units table below. The total intrinsic value of options (the amount by which the stock price exceeded the exercise price of the option on the date of exercise) that were exercised during 2011 was $7.6 million ($8.5 million in 2010 and $7.0 million in 2009).

The following table summarizes information about stock options outstanding at December 31, 2011 (shares in thousands):

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted- Average Remaining Contractual Life	Weighted- Average Exercise Price	Number Exercisable	Weighted- Average Exercise Price

$25.00 - $30.00	201	0.7 years	$28.86	201	$28.86
30.01 - 35.00	153	0.2 years	$30.73	153	$30.73
35.01 - 40.00	—	—	—	—	—
40.01 - 42.34	802	9.1 years	$42.07	—	—

$25.00 - $42.34	1,156	6.5 years	$38.26	354	$29.67

As of December 31, 2011, the total aggregate intrinsic value of both options outstanding and options exercisable was $3.5 million. Options for which the exercise price exceeded the closing market price of a share of the Company's common stock at December 31, 2011 were excluded from the calculation of aggregate intrinsic value.

The grant date fair value of options granted was $15.37 in 2011 ($15.50 in 2010). The fair value was estimated using the Black-Scholes option-pricing model with the following assumptions:

	2011	2010

Exercise price	$42.34	$41.43
Expected dividend yield	3.42%	3.48%
Expected stock price volatility	49.40%	50.58%
Risk-free interest rate	2.39%	2.75%
Expected life (in years)	6.5	6.5

Compensation expense for stock options was $9.9 million in 2011 ($0.7 in 2010 and none in 2009). As of December 31, 2011, unrecognized compensation expense related to options was $1.8 million, which is expected to be recognized over 1.4 years.

Restricted Stock Units

Nucor annually grants restricted stock units (RSUs) to key employees, officers and non-employee directors. The RSUs typically vest and are converted to common stock in three equal installments on each of the first three anniversaries of the grant date. A portion of the RSUs awarded to senior officers vest upon the officer's retirement. Retirement, for purposes of vesting in these units only, means termination of employment with approval of the Compensation and Executive Development Committee of the Board of Directors after satisfying age and years of service requirements. RSUs granted to non-employee directors are fully vested on the grant date and are payable to the non-employee director in the form of common stock after the termination of the director's service on the board of directors.

RSUs granted to employees who are eligible for retirement on the date of grant are expensed immediately, and RSUs granted to employees who will become retirement-eligible prior to the end of the vesting term are expensed over the period through which the employee will become retirement-eligible since these awards vest upon retirement from the Company. Compensation expense for RSUs granted to employees who are not retirement-eligible is recognized on a straight-line basis over the vesting period.

Cash dividend equivalents are paid to participants each quarter. Dividend equivalents paid on units expected to vest are recognized as a reduction in retained earnings.

The fair value of the RSUs is determined based on the closing stock price of Nucor's common stock on the day before the grant. A summary of Nucor's restricted stock unit activity is as follows (shares in thousands):

	2011		2010		2009
		Grant Date		Grant Date		Grant Date
	Shares	Fair Value	Shares	Fair Value	Shares	Fair Value
Restricted stock units:
Unvested at beginning of year	1,203	$49.96	1,464	$54.69	1,139	$67.67
Granted	490	$42.34	462	$43.05	1,147	$43.91
Vested	(713)	$50.04	(709)	$55.24	(805)	$57.58
Canceled	(18)	$46.06	(14)	$49.52	(17)	$60.44

Unvested at end of year	962	$46.09	1,203	$49.96	1,464	$54.69

Shares reserved for future grants (stock options and RSUs)	13,695		14,777		15,878

Compensation expense for RSUs was $31.6 million in 2011 ($37.0 million in 2010 and $47.3 million in 2009). The total fair value of shares vested during 2011 was $29.3 million ($30.4 million in 2010 and $37.2 million in 2009). As of December 31, 2011, unrecognized compensation expense related to unvested RSUs was $24.0 million, which is expected to be recognized over a weighted-average period of 1.6 years.

Restricted Stock Awards

Nucor's Senior Officers Long-Term Incentive Plan (the LTIP) and Annual Incentive Plan (the AIP) authorize the award of shares of common stock to officers subject to certain conditions and restrictions.

The LTIP provides for the award of shares of restricted common stock at the end of each LTIP performance measurement period at no cost to officers if certain financial performance goals are met during the period. One-third of the LTIP restricted stock award vests upon each of the first three anniversaries of the award date or, if earlier, upon the officer's attainment of age fifty-five while employed by Nucor. Although participants are entitled to cash dividends and may vote such awarded shares, the sale or transfer of such shares is limited during the restricted period.

The AIP provides for the payment of annual cash incentive awards. An AIP participant may elect, however, to defer payment of up to one-half of an annual incentive award. In such event, the deferred AIP award is converted into common stock units and credited with a deferral incentive, in the form of additional common stock units, equal to 25% of the number of common stock units attributable to the deferred AIP award. Common stock units attributable to deferred AIP awards are fully vested. Common stock units credited as a deferral incentive vest upon the AIP participant's attainment of age fifty-five while employed by Nucor. Vested common stock units are paid to AIP participants in the form of shares of common stock following their termination of employment with Nucor.

A summary of Nucor's restricted stock activity under the AIP and LTIP is as follows (shares in thousands):

	2011		2010		2009
		Grant Date		Grant Date		Grant Date
	Shares	Fair Value	Shares	Fair Value	Shares	Fair Value
Restricted stock awards and units:
Unvested at beginning of year	141	$44.62	240	$50.75	375	$61.57
Granted	118	$46.41	131	$44.82	256	$32.16
Vested	(165)	$47.13	(230)	$51.13	(391)	$48.96
Canceled	—	—	—	—	—	—

Unvested at end of year	94	$42.46	141	$44.62	240	$50.75

Shares reserved for future grants	1,482		1,600		1,731

Compensation expense for common stock and common stock units awarded under the AIP and LTIP is recorded over the performance measurement and vesting periods based on the anticipated number and market value of shares of common stock and common stock units to be awarded. Compensation expense for anticipated awards based upon Nucor's financial performance, exclusive of amounts payable in cash, was $7.4 million in 2011 ($5.2 million in 2010 and $7.3 million in 2009). The total fair value of shares vested during 2011 was $7.3 million ($10.2 million in 2010 and $13.3 million in 2009). As of December 31, 2011, unrecognized compensation expense related to unvested restricted stock awards was $0.7 million, which is expected to be recognized over a weighted-average period of 1.5 years.

Employee Benefit Plans	12 Months Ended
Dec. 31, 2011
Employee Benefit Plans [Abstract]
Employee Benefit Plans
18.	Employee Benefit Plans

Nucor makes contributions to a Profit Sharing and Retirement Savings Plan for qualified employees based on the profitability of the Company. Nucor's expense for these benefits totaled $117.7 million in 2011 ($22.1 million in 2010 and $9.6 million in 2009). The related liability for these benefits is included in salaries, wages and related accruals.

Nucor also has a medical plan covering certain eligible early retirees. The unfunded obligation, included in deferred credits and other liabilities in the consolidated balance sheets, totaled $13.3 million at December 31, 2011 ($45.5 million at December 31, 2010). The reduction in the obligation in 2011 was the result of both a change in assumptions primarily due to lower-than-anticipated plan participation rates and a correction of an error in the actuarial calculation for the plan. Expense associated with this early retiree medical plan totaled $3.5 million in 2011 ($2.7 million in 2010 and $1.9 million in 2009). We also recorded a non-cash gain of $29.0 million in cost of products sold in the fourth quarter of 2011 as a result of the correction of the error. This error did not have a material impact on the current period or any previously reported periods.

The discount rate used was 4.5% in 2011 (5.5% in 2010 and 6.0% in 2009). The health care cost increase trend rate used was 6.7% in 2011 (6.8% in 2010 and 6.9% in 2009). The health care cost increase in the trend rate is projected to decline gradually to 4.5% by 2027.

Interest Expense (Income)	12 Months Ended
Dec. 31, 2011
Interest Expense (Income) [Abstract]
Interest Expense (Income)
19.	Interest Expense (Income)

The components of net interest expense are as follows (in thousands):

	Year Ended December 31,
	2011	2010	2009

Interest expense	$178,812	$161,140	$149,922
Interest income	(12,718)	(8,047)	(15,170)

Interest expense, net	$166,094	$153,093	$134,752

Interest paid was $177.6 million in 2011 ($151.8 million in 2010 and $158.7 million in 2009).

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes
20.	Income Taxes

Components of earnings (loss) from continuing operations before income taxes and noncontrolling interests are as follows (in thousands):

Year Ended December 31,	2011	2010	2009
United States	$1,241,465	$260,794	$(353,463)
Foreign	10,347	6,321	(60,515)

	$1,251,812	$267,115	$(413,978)

The provision (benefit) for income taxes consists of the following (in thousands):

	Year Ended December 31,
	2011	2010	2009

Current:
Federal	$329,076	$(66,462)	$(258,683)
State	1,685	(19,297)	(22,274)
Foreign	2,016	8,289	15,611

Total current	332,777	(77,470)	(265,346)

Deferred:
Federal	55,124	138,662	115,630
State	10,400	12,223	(10,354)
Foreign	(7,473)	(12,623)	(16,730)

Total deferred	58,051	138,262	88,546

Total provision (benefit) for income taxes	$390,828	$60,792	$(176,800)

A reconciliation of the federal statutory tax rate (35%) to the total provision is as follows:

	Year Ended December 31,
	2011	2010	2009

Taxes computed at statutory rate	35.00%	35.00%	35.00%
State income taxes, net of federal income tax benefit	0.63	(1.72)	5.12
Federal research credit	(0.28)	(1.19)	0.84
Domestic manufacturing deduction	(2.21)	—	(0.13)
Equity in losses of foreign joint venture	0.64	3.09	(5.93)
Foreign rate differential	(0.92)	(3.83)	2.79
Noncontrolling interests	(2.32)	(9.47)	4.77
Other, net	0.68	0.88	0.25

Provision for income taxes	31.22%	22.76%	42.71%

Deferred tax assets and liabilities resulted from the following (in thousands):

	December 31,
	2011	2010
Deferred tax assets:
Accrued liabilities and reserves	$115,752	$115,095
Allowance for doubtful accounts	14,088	16,809
Inventory	142,236	140,676
Post-retirement benefits	8,260	17,889
Natural gas hedges	22,433	42,469
Net operating loss carryforward	25,739	50,529
Cumulative translation adjustments	2,254	506
Tax credit carryforwards	39,700	24,000

Total deferred tax assets	370,462	407,973

Deferred tax liabilities:
Holdbacks and amounts not due under contracts	(9,406)	(13,007)
Intangibles	(236,627)	(250,247)
Property, plant and equipment	(461,915)	(406,889)

Total deferred tax liabilities	(707,948)	(670,143)

Total net deferred tax liabilities	$(337,486)	$(262,170)

Current deferred tax assets were $195.9 million at December 31, 2011 ($186.0 million at December 31, 2010). Non-current deferred tax liabilities were $533.4 million at December 31, 2011 ($448.2 million at December 31, 2010). Nucor paid $322.4 million in net federal, state and foreign income taxes in 2011 (received $245.0 million in refunds in 2010 and paid $213.2 million in 2009).

Cumulative undistributed foreign earnings for which U.S. taxes have not been provided are included in consolidated retained earnings in the amount of $168.0 million at December 31, 2011 ($141.0 million at December 31, 2010). These earnings are considered to be indefinitely reinvested and, accordingly, no provisions for U.S. federal and state income taxes are required. It is not practicable to determine the amount of unrecognized deferred tax liability related to the unremitted earnings.

State net operating loss carryforwards were $490.8 million at December 31, 2011 ($843.0 million at December 31, 2010). If unused, they will expire between 2014 and 2031. Foreign net operating loss carryforwards were $66.2 million at December 31, 2011 ($81.2 million at December 31, 2010). If unused, they will expire between 2027 and 2030.

At December 31, 2011, Nucor had approximately $80.9 million of unrecognized tax benefits, of which $78.5 million would affect Nucor's effective tax rate, if recognized. At December 31, 2010, Nucor had approximately $92.8 million of unrecognized tax benefits, of which $85.3 million would affect Nucor's effective tax rate, if recognized.

A reconciliation of the beginning and ending amounts of unrecognized tax benefits recorded in deferred credits and other liabilities is as follows (in thousands):

	December 31,
	2011	2010	2009
Balance at beginning of year	$92,752	$108,587	$87,734
Additions based on tax positions related to current year	6,733	1,983	2,422
Reductions based on tax positions related to current year	(3,160)	(1,358)	—
Additions based on tax positions related to prior years	937	5,705	858
Reductions based on tax positions related to prior years	(2,169)	(4,046)	(15,540)
Additions due to settlements with taxing authorities	—	2,363	36,317
Reductions due to settlements with taxing authorities	(958)	(3,246)	(1,288)
Reductions due to statute of limitations lapse	(13,238)	(17,236)	(1,916)

Balance at end of year	$80,897	$92,752	$108,587

We estimate that in the next twelve months, our gross uncertain tax positions, exclusive of interest, could decrease by as much as $15.5 million, as a result of the expiration of the statute of limitations.

During 2011, Nucor recognized $3.6 million of expense in interest and penalties ($5.3 million of benefit in 2010 and $9.9 million of expense in 2009). As of December 31, 2011, Nucor had approximately $34.3 million of accrued interest and penalties related to uncertain tax positions ($30.6 at December 31, 2010).

Nucor has concluded U.S. federal income tax matters for years through 2006.  The 2008 to 2011 tax years are open to examination by the Internal Revenue Service. The years 2004 and 2007 are open to the extent net operating losses were carried back.  In 2011 the Canada Revenue Agency completed an audit examination for the periods 2006 to 2008 for Harris Steel Group Inc. and subsidiaries with immaterial adjustments to the income tax returns. The tax years 2008 through 2011 remain open to examination by other major taxing jurisdictions to which Nucor is subject (primarily Canada and other state and local jurisdictions).

Earnings (Loss) Per Share	12 Months Ended
Dec. 31, 2011
Earnings (Loss) Per Share [Abstract]
Earnings (Loss) Per Share
21.	Earnings (Loss) Per Share

The computations of basic and diluted net earnings (loss) per share are as follows (in thousands, except per share data):

	2011	2010	2009
Basic net earnings (loss) per share:
Basic net earnings (loss)	$778,188	$134,092	$(293,613)
Earnings allocated to participating securities	(2,653)	(1,823)	(1,946)

Net earnings (loss) available to common stockholders	$775,535	$132,269	$(295,559)

Average shares outstanding	316,997	315,962	314,873

Basic net earnings (loss) per share	$2.45	$0.42	($0.94)

Diluted net earnings (loss) per share:
Diluted net earnings (loss)	$778,188	$134,092	$(293,613)
Earnings allocated to participating securities	(2,654)	(1,823)	(1,946)

Net earnings (loss) available to common stockholders	$775,534	$132,269	$(295,559)

Diluted average shares outstanding:
Basic shares outstanding	316,997	315,962	314,873
Dilutive effect of stock options and other	164	548	—

	317,161	316,510	314,873

Diluted net earnings (loss) per share	$2.45	$0.42	($0.94)

Stock options to purchase 0.8 million, 0.2 million and 1.1 million shares of common stock for 2011, 2010 and 2009, respectively, were excluded from the computation of diluted earnings per common share because their effect would have been antidilutive.

Segments	12 Months Ended
Dec. 31, 2011
Segments [Abstract]
Segments
22.	Segments

Nucor reports its results in the following segments: steel mills, steel products and raw materials. The steel mills segment includes carbon and alloy steel in sheet, bars, structural and plate, and Nucor's equity method investments in Duferdofin Nucor and NuMit. The steel products segment includes steel joists and joist girders, steel deck, fabricated concrete reinforcing steel, cold finished steel, steel fasteners, metal building systems, light gauge steel framing, steel grating and expanded metal, and wire and wire mesh. The raw materials segment includes DJJ, a scrap broker and processor; Nu-Iron Unlimited, a facility that produces DRI used by the steel mills; a DRI facility under construction in Louisiana; and certain equity method investments. The "All other" category primarily includes Nucor's steel trading businesses. The segments are consistent with the way Nucor manages its business, which is primarily based upon the similarity of the types of products produced and sold by each segment.

Net interest expense, other income, profit sharing expense, stock-based compensation and changes in the LIFO reserve are shown under Corporate/eliminations. Corporate assets primarily include cash and cash equivalents, short-term investments, restricted cash and investments, allowances to eliminate intercompany profit in inventory, fair value of natural gas hedges, deferred income tax assets, federal income taxes receivable, the LIFO reserve and investments in and advances to affiliates.

Nucor's segment results are as follows (in thousands):

	Year Ended December 31,
	2011	2010	2009

Net sales to external customers:
Steel mills	$13,960,245	$10,860,760	$7,159,512
Steel products	3,431,490	2,831,209	2,691,322
Raw materials	2,128,391	1,814,329	1,076,964
All other	503,438	338,329	262,498

	$20,023,564	$15,844,627	$11,190,296

Intercompany sales:
Steel mills	$2,405,590	$1,719,937	$1,027,167
Steel products	55,646	43,565	27,453
Raw materials	10,436,379	8,052,986	3,402,084
All other	24,869	8,616	10,888
Corporate/eliminations	(12,922,484)	(9,825,104)	(4,467,592)

	$—	$—	$—

Depreciation expense:
Steel mills	$371,984	$370,458	$357,722
Steel products	53,272	58,429	57,988
Raw materials	92,250	78,308	75,699
All other	56	90	105
Corporate	5,009	4,862	2,521

	$522,571	$512,147	$494,035

Amortization expense:
Steel mills	$—	$262	$400
Steel products	38,743	40,745	40,705
Raw materials	28,215	28,577	30,412
All other	871	871	871
Corporate	—	—	—

	$67,829	$70,455	$72,388

Earnings (loss) before income taxes and noncontrolling interests:
Steel mills	$1,703,933	$778,946	$(350,372)
Steel products	(60,282)	(173,433)	(112,800)
Raw materials	150,029	106,317	(76,965)
All other	4,296	4,344	(14,130)
Corporate/eliminations	(546,164)	(449,059)	140,289

	$1,251,812	$267,115	$(413,978)

Segment assets:
Steel mills	$6,243,965	$5,969,846	$5,446,028
Steel products	2,903,281	2,835,812	2,707,678
Raw materials	2,916,226	2,710,544	2,417,649
All other	152,107	170,174	138,286
Corporate/eliminations	2,354,771	2,235,534	1,862,263

	$14,570,350	$13,921,910	$12,571,904

Capital expenditures:
Steel mills	$181,178	$186,236	$217,690
Steel products	20,918	21,321	37,601
Raw materials	245,337	125,536	113,000
All other	15	24	74
Corporate	3,179	12,177	22,135

	$450,627	$345,294	$390,500

Net sales by product are as follows (in thousands). Further product group breakdown is impracticable.

	Year Ended December 31,
	2011	2010	2009

Net sales to external customers:
Sheet	$5,967,756	$4,952,236	$2,877,140
Bar	3,733,716	2,668,706	2,042,471
Structural	2,049,907	1,633,203	1,275,795
Plate	2,208,866	1,606,615	964,106
Steel products	3,431,490	2,831,209	2,691,322
Raw materials	2,128,391	1,814,329	1,076,964
All other	503,438	338,329	262,498

	$20,023,564	$15,844,627	$11,190,296

Quarterly Information	12 Months Ended
Dec. 31, 2011
Quarterly Information [Abstract]
Quarterly Information
23.	Quarterly Information (Unaudited)

	(In thousands, except per share data) Year Ended December 31, 2011
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter

Net sales	$4,833,934	$5,107,809	$5,252,144	$4,829,677

Gross margin (1)	438,409	666,218	475,861	368,109

Net earnings (2)	181,122	321,578	200,111	158,173

Net earnings attributable to Nucor stockholders (2)	159,841	299,773	181,518	137,056

Net earnings per share:
Basic	0.50	0.94	0.57	0.43
Diluted	0.50	0.94	0.57	0.43

	(In thousands, except per share data) Year Ended December 31, 2010
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter

Net sales	$3,654,842	$4,195,966	$4,140,069	$3,853,750

Gross margin (3)	212,795	308,037	190,290	132,543

Net earnings (4)	41,194	106,218	50,024	8,887

Net earnings (loss) attributable to Nucor stockholders (4)	30,964	90,992	23,495	(11,359)

Net earnings (loss) per share:
Basic	0.10	0.29	0.07	(0.04)
Diluted	0.10	0.29	0.07	(0.04)

(1)	Nucor incurred LIFO charges of $31.0 million, $32.0 million, $28.0 million and $51.8 million in the first, second, third and fourth quarters, respectively. In the fourth quarter, Nucor recognized a gain of $29.0 million related to the correction of an error in the actuarial calculation associated with the medical plan covering certain eligible early retirees.
(2)	The third quarter includes a pre-tax charge of $13.9 million for impairment of Nucor's equity investment in a dust recycling project.
(3)	Nucor incurred LIFO charges of $24.0 million, $67.0 million, $50.0 million and $23.0 million in the first, second, third and fourth quarters, respectively.
(4)	The fourth quarter included a charge of $10.0 million for Nucor's share of the estimated closure costs of the HIsmelt plant.

Valuation And Qualifying Accounts	12 Months Ended
Dec. 31, 2011
Valuation and Qualifying Accounts [Abstract]
Valuation And Qualifying Accounts

SCHEDULE II – VALUATION AND QUALIFYING ACCOUNTS (in thousands)

Description	Balance at Beginning of Year	Additions charged to costs and expenses	Deductions	Balance at end of year
Year ended December 31, 2011 LIFO Reserve	$620,414	$142,762	$—	$763,176
Year ended December 31, 2010 LIFO Reserve	$456,448	$163,966	$—	$620,414
Year ended December 31, 2009 LIFO Reserve	$923,362	$—	($466,914)	$456,448

Summary Of Significant Accounting Policies (Policy)	12 Months Ended
Dec. 31, 2011
Summary Of Significant Accounting Policies [Abstract]
Cash and Cash Equivalents

Cash and Cash Equivalents

Cash equivalents are recorded at cost plus accrued interest, which approximates market, and have original maturities of three months or less at the date of purchase. Cash and cash equivalents are maintained primarily with a few high-credit quality financial institutions.

Short-term Investments

Short-term Investments

Short-term investments are recorded at cost plus accrued interest, which approximates market. Unrealized gains and losses on investments classified as available-for-sale are recorded as a component of accumulated other comprehensive income (loss). Management determines the appropriate classification of its investments at the time of purchase and re-evaluates such determination at each balance sheet date.

Inventories Valuation

Inventories Valuation

Inventories are stated at the lower of cost or market. Inventories valued using the last-in, first-out (LIFO) method of accounting represent approximately 47% of total inventories as of December 31, 2011 (45% as of December 31, 2010). All inventories held by the parent company and Nucor-Yamato Steel Company are valued using the LIFO method of accounting except for supplies that are consumed indirectly in the production process, which are valued using the first-in, first-out (FIFO) method of accounting. All inventories held by other subsidiaries of the parent company are valued using the FIFO method of accounting. The Company records any amount required to reduce the carrying value of inventory to net realizable value as a charge to cost of products sold.

Property, Plant and Equipment

Property, Plant and Equipment

Property, plant and equipment are stated at cost. Depreciation is provided on a straight-line basis over the estimated useful lives of the assets. The costs of planned major maintenance activities are capitalized and amortized over the period until the next scheduled major maintenance activity. All other repairs and maintenance activities are expensed when incurred.

Goodwill and Other Intangibles

Goodwill and Other Intangibles

Goodwill is the excess of cost over the fair value of net assets of businesses acquired. Goodwill is not amortized but is tested annually for impairment and whenever events or circumstances change that would make it more likely than not that an impairment may have occurred. We perform our annual impairment analysis as of the first day of the fourth quarter each year. The evaluation of impairment involves comparing the current estimated fair value of each reporting unit, which is a level below the reportable segment, to the recorded value, including goodwill. When appropriate, Nucor performs a qualitative assessment to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. For certain reporting units it is necessary to perform a quantitative analysis. In these instances, a discounted cash flow model is used to determine the current estimated fair value of these reporting units. A number of significant assumptions and estimates are involved in the application of the discounted cash flow model to forecast operating cash flows, including market growth and market share, sales volumes and prices, costs to produce, discount rate and estimated capital needs. Management considers historical experience and all available information at the time the fair values of its reporting units are estimated. Assumptions in estimating future cash flows are subject to a high degree of judgment and complexity. Changes in assumptions and estimates may affect the carrying value of goodwill and could result in additional impairment charges in future periods.

Finite-lived intangible assets are amortized over their estimated useful lives.

Long-Lived Asset Impairments

Long-Lived Asset Impairments

We evaluate our property, plant and equipment and finite-lived intangible assets for potential impairment on an individual asset basis or at the lowest level asset grouping for which cash flows can be separately identified. Asset impairments are assessed whenever changes in circumstances indicate that the carrying amounts of those productive assets could exceed their projected undiscounted cash flows. When it is determined that an impairment exists, the related assets are written down to estimated fair market value.

Equity Method Investments

Equity Method Investments

Investments in joint ventures in which Nucor shares control over the financial and operating decisions but in which Nucor is not the primary beneficiary are accounted for under the equity method. Each of the Company's equity method investments is subject to a review for impairment if, and when, circumstances indicate that a decline in value below its carrying amount may have occurred. If management considers the decline to be other than temporary, the Company would write down the investment to its estimated fair market value.

Derivative Financial Instruments

Derivative Financial Instruments

Nucor uses derivative financial instruments from time to time primarily to partially manage its exposure to price risk related to natural gas purchases used in the production process as well as scrap, copper and aluminum purchased for resale to its customers. In addition, Nucor uses derivatives from time to time to partially manage its exposure to changes in interest rates on outstanding debt instruments and uses forward foreign exchange contracts to hedge cash flows associated with certain assets and liabilities, firm commitments and anticipated transactions.

Nucor recognizes all derivative instruments in the consolidated balance sheets at fair value. Amounts included in accumulated other comprehensive income (loss) related to cash flow hedges are reclassified into earnings when the underlying transaction is recognized in net earnings. Changes in fair value hedges are reported currently in earnings along with changes in the fair value of the hedged items. When cash flow and fair value hedges affect net earnings, they are included on the same financial statement line as the underlying transaction (cost of products sold or interest expense). If these instruments do not meet hedge accounting criteria, the change in fair value is recognized immediately in earnings in the same financial statement line as the underlying transaction.

Revenue Recognition	Revenue Recognition Nucor recognizes revenue when the customer takes title, assumes risk of loss, and when collection is reasonably assured.
Freight Costs

Freight Costs

Internal fleet and some common carrier costs are included in marketing, administrative and other expenses. These costs included in marketing, administrative and other expenses were $67.2 million in 2011 ($59.9 million in 2010 and $54.3 million in 2009). All other freight costs are included in cost of products sold.

Income Taxes

Income Taxes

Nucor utilizes the liability method of accounting for income taxes. Under the liability method, deferred taxes are determined based on the temporary differences between the financial statement and tax basis of assets and liabilities using tax rates expected to be in effect during the years in which the basis differences reverse. A valuation allowance is recorded when it is more likely than not that some of the deferred tax assets will not be realized.

Nucor recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Potential accrued interest and penalties related to unrecognized tax benefits are recognized as a component of earnings before taxes and noncontrolling interests.

Nucor's intention is to permanently reinvest the earnings of certain foreign investments. Accordingly, no provisions have been made for taxes that may be payable upon remittance of such earnings.

Stock-Based Compensation

Stock-Based Compensation

The Company recognizes the cost of stock-based compensation as an expense using fair value measurement methods. The assumptions used to calculate the fair value of stock-based compensation granted are evaluated and revised, as necessary, to reflect market conditions and experience.

Comprehensive Income (Loss)

Comprehensive Income (Loss)

Nucor reports comprehensive income (loss) and the changes in accumulated other comprehensive income (loss) in its consolidated statements of stockholders' equity. Accumulated other comprehensive loss is comprised of the following (in thousands):

	December 31,
	2011	2010

Foreign currency translation, net of income taxes when applicable	$(12,311)	$27,923
Early-retiree medical plan adjustments, net of income taxes	14,384	13,190
Fair market value of derivatives, net of income taxes	(40,250)	(68,889)

	$(38,177)	$(27,776)

Foreign Currency Translation

Foreign Currency Translation

For Nucor's operations where the functional currency is other than the U.S. dollar, assets and liabilities have been translated at year-end exchange rates, and income and expenses translated using average exchange rates for the respective periods. Adjustments resulting from the process of translating an entity's financial statements into the U.S. dollar have been recorded in accumulated other comprehensive income (loss) and are included in net earnings only upon sale or liquidation of the underlying investments. Foreign currency transaction gains and losses are included in operations in the period they occur.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In June 2011, the Financial Accounting Standards Board (FASB) amended its guidance on the presentation of comprehensive income in financial statements to improve the comparability, consistency and transparency of financial reporting and to increase the prominence of items that are recorded in other comprehensive income. The new accounting guidance requires entities to report components of comprehensive income in either (1) a continuous statement of comprehensive income or (2) two separate but consecutive statements. The provisions of this new guidance are effective for Nucor in the first quarter of 2012. The adoption of this guidance is not expected to have an effect on Nucor's operating results or financial position.

In September 2011, the FASB issued updated guidance on the assessment of goodwill impairment. This guidance allows companies to perform a qualitative assessment to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount before performing the two-step goodwill impairment test. We perform an impairment analysis of Nucor's goodwill at the beginning of the fourth quarter of each year, and we early adopted this guidance for our goodwill impairment testing in the fourth quarter of 2011. The adoption of this guidance did not have an effect on Nucor's operating results or financial position.

Summary Of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Summary Of Significant Accounting Policies [Abstract]
Schedule Of Accumulated Other Comprehensive (Loss)

	December 31,
	2011	2010

Foreign currency translation, net of income taxes when applicable	$(12,311)	$27,923
Early-retiree medical plan adjustments, net of income taxes	14,384	13,190
Fair market value of derivatives, net of income taxes	(40,250)	(68,889)

	$(38,177)	$(27,776)

Short-term Investments (Tables)	12 Months Ended
Dec. 31, 2011
Short-term Investments [Abstract]
Schedule Of Short Term Investments

	(In thousands)
	December 31,
	2011	2010

Certificates of deposit	$775,000	$800,363
Corporate debt	103,506	—
Federal Home Loan Bank obligations	185,500	—
Variable rate demand notes	298,635	353,260

	$1,362,641	$1,153,623

Property, Plant, And Equipment (Tables)	12 Months Ended
Dec. 31, 2011
Property, Plant And Equipment [Abstract]
Schedule Of Property, Plant And Equipment

	(In thousands)
	December 31,
	2011	2010

Land and improvements	$515,674	$431,765
Buildings and improvements	841,179	834,661
Machinery and equipment	7,727,630	7,502,203
Construction in process and equipment deposits	396,614	323,845

	9,481,097	9,092,474
Less accumulated depreciation	(5,725,493)	(5,240,356)

	$3,755,604	$3,852,118

Goodwill And Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2011
Goodwill And Other Intangible Assets [Abstract]
Change In Net Carrying Amount Of Goodwill By Segment

	Steel Mills	Steel Products	Raw Materials	All Other	Total

Balance, December 31, 2009	$268,466	$780,628	$665,075	$88,852	$1,803,021
Acquisitions	—	—	14,841	—	14,841
Translation	—	18,432	—	—	18,432

Balance, December 31, 2010	268,466	799,060	679,916	88,852	1,836,294
Acquisitions	—	—	2,986	—	2,986
Translation	—	(8,619)	—	—	(8,619)

Balance, December 31, 2011	$268,466	$790,441	$682,902	$88,852	$1,830,661

Intangible Assets

	December 31, 2011		December 31, 2010
	Gross Amount	Accumulated Amortization	Gross Amount	Accumulated Amortization
Customer relationships	$941,787	$262,841	$944,920	$203,969
Trademarks and trade names	123,192	25,628	123,713	19,351
Other	25,868	17,738	27,869	17,057

	$1,090,847	$306,207	$1,096,502	$240,377

Debt And Other Financing Arrangements (Tables)	12 Months Ended
Dec. 31, 2011
Debt And Other Financing Arrangements [Abstract]
Schedule Of Debt And Other Financing Arrangements

	(In thousands)
	December 31,
	2011	2010

Industrial revenue bonds:
0.11% to 1.7%, variable, due from 2014 to 2040	$1,030,200	$1,030,200
Notes, 4.875%, due 2012	350,000	350,000
Notes, 5.0%, due 2012	300,000	300,000
Notes, 5.0%, due 2013	250,000	250,000
Notes, 5.75%, due 2017	600,000	600,000
Notes, 5.85%, due 2018	500,000	500,000
Notes, 4.125%, due 2022	600,000	600,000
Notes, 6.40%, due 2037	650,000	650,000

	4,280,200	4,280,200
Less current maturities	(650,000)	—

	$3,630,200	$4,280,200

Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2011
Derivative Financial Instruments [Abstract]
Fair Values Of Derivative Instruments

		Fair Value at December 31,
	Balance Sheet Location	2011	2010

Asset derivatives not designated as hedging instruments:
Commodity contracts	Other current assets	$5,071	$—
Foreign exchange contracts	Other current assets	—	266

Total asset derivatives not designated as hedging instruments		$5,071	$266

Liability derivatives designated as hedging instruments:
Commodity contracts	Accrued expenses and other current liabilities	$(21,100)	$(8,900)
Commodity contracts	Deferred credits and other liabilities	—	(54,800)

Total liability derivatives designated as hedging instruments		(21,100)	(63,700)

Liability derivatives not designated as hedging instruments:
Commodity contracts	Accrued expenses and other current liabilities	—	(2,961)
Foreign exchange contracts	Accrued expenses and other current liabilities	(334)	—

Total liability derivatives not designated as hedging instruments		(334)	(2,961)

Total liability derivatives		$(21,434)	$(66,661)

Derivatives In Cash Flow Hedging Relationships

Derivatives in Cash Flow Hedging Relationships	Statement of Earnings Location	Amount of Gain or (Loss) Recognized in OCI on Derivative (Effective Portion)			Amount of Gain or (Loss) Reclassified from Accumulated OCI into Earnings (Effective Portion)			Amount of Gain or (Loss) Recognized in Earnings on Derivative (Ineffective Portion)
		2011	2010	2009	2011	2010	2009	2011	2010	2009

Commodity contracts	Cost of products sold	$(8,454)	$(29,957)	$(48,616)	$(37,093)	$(35,141)	$(40,543)	$600	$600	$(1,700)

Derivatives Not Designated As Hedging Instruments

		Amount of Gain or (Loss) Recognized in Earnings on
Derivatives Not Designated as Hedging Instruments	Statement of Earnings Location	Derivative
		2011	2010	2009

Commodity contracts	Cost of products sold	$11,757	$(1,417)	$(4,887)

Foreign exchange contracts	Cost of products sold	(665)	907	(3,050)

Total		$11,092	$(510)	$(7,937)

Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2011
Fair Value Measurements [Abstract]
Fair Value, By Balance Sheet Grouping

		Fair Value Measurements at Reporting Date Using
	Carrying Amount in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
December 31, 2011
Assets:
Cash equivalents	$1,012,122	$1,012,122	$—
Short-term investments	1,362,641	1,362,641	—
Commodity contracts	5,071	—	5,071
Restricted cash and investments	585,833	585,833

Total assets	$2,965,667	$2,960,596	$5,071	—

Liabilities:
Foreign exchange and commodity contracts	$(21,434)	—	$(21,434)	—

December 31, 2010
Assets:
Cash equivalents	$1,156,240	$1,156,240	$—
Short-term investments	1,153,623	1,153,623	—
Foreign exchange contracts	266	—	266
Restricted cash	598,482	598,482	—

Total assets	$2,908,611	$2,908,345	$266	—

Liabilities:
Commodity contracts	$(66,661)	—	$(66,661)	—

Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary Of Stock Option Plans Activity

	2011		2010		2009
	Shares	Weighted - Average Exercise Price	Shares	Weighted - Average Exercise Price	Shares	Weighted - Average Exercise Price
Number of shares under option:
Outstanding at beginning of year	983	$29.14	1,060	$21.95	1,299	$20.80
Granted	560	$42.34	242	$41.43	—	—
Exercised	(387)	$20.96	(319)	$14.60	(239)	$15.69
Canceled	—	—	—	—	—	—

Outstanding at end of year	1,156	$38.26	983	$29.14	1,060	$21.95

Options exercisable at end of year	354	$29.67	741	$25.12	1,060	$21.95

Summary Of Stock Options Outstanding

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted- Average Remaining Contractual Life	Weighted- Average Exercise Price	Number Exercisable	Weighted- Average Exercise Price

$25.00 - $30.00	201	0.7 years	$28.86	201	$28.86
30.01 - 35.00	153	0.2 years	$30.73	153	$30.73
35.01 - 40.00	—	—	—	—	—
40.01 - 42.34	802	9.1 years	$42.07	—	—

$25.00 - $42.34	1,156	6.5 years	$38.26	354	$29.67

Schedule Of Grant Date Fair Value Black-Scholes Option-Pricing Model Assumptions

	2011	2010

Exercise price	$42.34	$41.43
Expected dividend yield	3.42%	3.48%
Expected stock price volatility	49.40%	50.58%
Risk-free interest rate	2.39%	2.75%
Expected life (in years)	6.5	6.5

RSU [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary Of Nucor's Restricted Stock Unit Activity

	2011		2010		2009
		Grant Date		Grant Date		Grant Date
	Shares	Fair Value	Shares	Fair Value	Shares	Fair Value
Restricted stock units:
Unvested at beginning of year	1,203	$49.96	1,464	$54.69	1,139	$67.67
Granted	490	$42.34	462	$43.05	1,147	$43.91
Vested	(713)	$50.04	(709)	$55.24	(805)	$57.58
Canceled	(18)	$46.06	(14)	$49.52	(17)	$60.44

Unvested at end of year	962	$46.09	1,203	$49.96	1,464	$54.69

Shares reserved for future grants (stock options and RSUs)	13,695		14,777		15,878

AIP And LTIP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary Of Nucor's Restricted Stock Unit Activity

	2011		2010		2009
		Grant Date		Grant Date		Grant Date
	Shares	Fair Value	Shares	Fair Value	Shares	Fair Value
Restricted stock awards and units:
Unvested at beginning of year	141	$44.62	240	$50.75	375	$61.57
Granted	118	$46.41	131	$44.82	256	$32.16
Vested	(165)	$47.13	(230)	$51.13	(391)	$48.96
Canceled	—	—	—	—	—	—

Unvested at end of year	94	$42.46	141	$44.62	240	$50.75

Shares reserved for future grants	1,482		1,600		1,731

Interest Expense (Income) (Tables)	12 Months Ended
Dec. 31, 2011
Interest Expense (Income) [Abstract]
Components Of Net Interest Expense

	Year Ended December 31,
	2011	2010	2009

Interest expense	$178,812	$161,140	$149,922
Interest income	(12,718)	(8,047)	(15,170)

Interest expense, net	$166,094	$153,093	$134,752

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Components Of Earnings (Loss) From Continuing Operations Before Income Taxes And Noncontrolling Interests

Year Ended December 31,	2011	2010	2009
United States	$1,241,465	$260,794	$(353,463)
Foreign	10,347	6,321	(60,515)

	$1,251,812	$267,115	$(413,978)

Provision (Benefit) For Income Taxes

	Year Ended December 31,
	2011	2010	2009

Current:
Federal	$329,076	$(66,462)	$(258,683)
State	1,685	(19,297)	(22,274)
Foreign	2,016	8,289	15,611

Total current	332,777	(77,470)	(265,346)

Deferred:
Federal	55,124	138,662	115,630
State	10,400	12,223	(10,354)
Foreign	(7,473)	(12,623)	(16,730)

Total deferred	58,051	138,262	88,546

Total provision (benefit) for income taxes	$390,828	$60,792	$(176,800)

Reconciliation Of The Federal Statutory Tax Rate To Total Provisions

	Year Ended December 31,
	2011	2010	2009

Taxes computed at statutory rate	35.00%	35.00%	35.00%
State income taxes, net of federal income tax benefit	0.63	(1.72)	5.12
Federal research credit	(0.28)	(1.19)	0.84
Domestic manufacturing deduction	(2.21)	—	(0.13)
Equity in losses of foreign joint venture	0.64	3.09	(5.93)
Foreign rate differential	(0.92)	(3.83)	2.79
Noncontrolling interests	(2.32)	(9.47)	4.77
Other, net	0.68	0.88	0.25

Provision for income taxes	31.22%	22.76%	42.71%

Deferred Tax Assets And Liabilities

	December 31,
	2011	2010
Deferred tax assets:
Accrued liabilities and reserves	$115,752	$115,095
Allowance for doubtful accounts	14,088	16,809
Inventory	142,236	140,676
Post-retirement benefits	8,260	17,889
Natural gas hedges	22,433	42,469
Net operating loss carryforward	25,739	50,529
Cumulative translation adjustments	2,254	506
Tax credit carryforwards	39,700	24,000

Total deferred tax assets	370,462	407,973

Deferred tax liabilities:
Holdbacks and amounts not due under contracts	(9,406)	(13,007)
Intangibles	(236,627)	(250,247)
Property, plant and equipment	(461,915)	(406,889)

Total deferred tax liabilities	(707,948)	(670,143)

Total net deferred tax liabilities	$(337,486)	$(262,170)

Reconciliation Of The Beginning And Ending Amounts Of Unrecognized Tax Benefits

	December 31,
	2011	2010	2009
Balance at beginning of year	$92,752	$108,587	$87,734
Additions based on tax positions related to current year	6,733	1,983	2,422
Reductions based on tax positions related to current year	(3,160)	(1,358)	—
Additions based on tax positions related to prior years	937	5,705	858
Reductions based on tax positions related to prior years	(2,169)	(4,046)	(15,540)
Additions due to settlements with taxing authorities	—	2,363	36,317
Reductions due to settlements with taxing authorities	(958)	(3,246)	(1,288)
Reductions due to statute of limitations lapse	(13,238)	(17,236)	(1,916)

Balance at end of year	$80,897	$92,752	$108,587

Earnings (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2011
Earnings (Loss) Per Share [Abstract]
Computations Of Basic And Diluted Net Earnings Per Share

	2011	2010	2009
Basic net earnings (loss) per share:
Basic net earnings (loss)	$778,188	$134,092	$(293,613)
Earnings allocated to participating securities	(2,653)	(1,823)	(1,946)

Net earnings (loss) available to common stockholders	$775,535	$132,269	$(295,559)

Average shares outstanding	316,997	315,962	314,873

Basic net earnings (loss) per share	$2.45	$0.42	($0.94)

Diluted net earnings (loss) per share:
Diluted net earnings (loss)	$778,188	$134,092	$(293,613)
Earnings allocated to participating securities	(2,654)	(1,823)	(1,946)

Net earnings (loss) available to common stockholders	$775,534	$132,269	$(295,559)

Diluted average shares outstanding:
Basic shares outstanding	316,997	315,962	314,873
Dilutive effect of stock options and other	164	548	—

	317,161	316,510	314,873

Diluted net earnings (loss) per share	$2.45	$0.42	($0.94)

Segments (Tables)	12 Months Ended
Dec. 31, 2011
Segments [Abstract]
Segments

	Year Ended December 31,
	2011	2010	2009

Net sales to external customers:
Steel mills	$13,960,245	$10,860,760	$7,159,512
Steel products	3,431,490	2,831,209	2,691,322
Raw materials	2,128,391	1,814,329	1,076,964
All other	503,438	338,329	262,498

	$20,023,564	$15,844,627	$11,190,296

Intercompany sales:
Steel mills	$2,405,590	$1,719,937	$1,027,167
Steel products	55,646	43,565	27,453
Raw materials	10,436,379	8,052,986	3,402,084
All other	24,869	8,616	10,888
Corporate/eliminations	(12,922,484)	(9,825,104)	(4,467,592)

	$—	$—	$—

Depreciation expense:
Steel mills	$371,984	$370,458	$357,722
Steel products	53,272	58,429	57,988
Raw materials	92,250	78,308	75,699
All other	56	90	105
Corporate	5,009	4,862	2,521

	$522,571	$512,147	$494,035

Amortization expense:
Steel mills	$—	$262	$400
Steel products	38,743	40,745	40,705
Raw materials	28,215	28,577	30,412
All other	871	871	871
Corporate	—	—	—

	$67,829	$70,455	$72,388

Earnings (loss) before income taxes and noncontrolling interests:
Steel mills	$1,703,933	$778,946	$(350,372)
Steel products	(60,282)	(173,433)	(112,800)
Raw materials	150,029	106,317	(76,965)
All other	4,296	4,344	(14,130)
Corporate/eliminations	(546,164)	(449,059)	140,289

	$1,251,812	$267,115	$(413,978)

Segment assets:
Steel mills	$6,243,965	$5,969,846	$5,446,028
Steel products	2,903,281	2,835,812	2,707,678
Raw materials	2,916,226	2,710,544	2,417,649
All other	152,107	170,174	138,286
Corporate/eliminations	2,354,771	2,235,534	1,862,263

	$14,570,350	$13,921,910	$12,571,904

Capital expenditures:
Steel mills	$181,178	$186,236	$217,690
Steel products	20,918	21,321	37,601
Raw materials	245,337	125,536	113,000
All other	15	24	74
Corporate	3,179	12,177	22,135

	$450,627	$345,294	$390,500

Schedule Of Net Sale By Product To External Customers

	Year Ended December 31,
	2011	2010	2009

Net sales to external customers:
Sheet	$5,967,756	$4,952,236	$2,877,140
Bar	3,733,716	2,668,706	2,042,471
Structural	2,049,907	1,633,203	1,275,795
Plate	2,208,866	1,606,615	964,106
Steel products	3,431,490	2,831,209	2,691,322
Raw materials	2,128,391	1,814,329	1,076,964
All other	503,438	338,329	262,498

	$20,023,564	$15,844,627	$11,190,296

Quarterly Information (Tables)	12 Months Ended
Dec. 31, 2011
Quarterly Information [Abstract]
Schedule Of Quarterly Information

	(In thousands, except per share data) Year Ended December 31, 2011
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter

Net sales	$4,833,934	$5,107,809	$5,252,144	$4,829,677

Gross margin (1)	438,409	666,218	475,861	368,109

Net earnings (2)	181,122	321,578	200,111	158,173

Net earnings attributable to Nucor stockholders (2)	159,841	299,773	181,518	137,056

Net earnings per share:
Basic	0.50	0.94	0.57	0.43
Diluted	0.50	0.94	0.57	0.43

	(In thousands, except per share data) Year Ended December 31, 2010
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter

Net sales	$3,654,842	$4,195,966	$4,140,069	$3,853,750

Gross margin (3)	212,795	308,037	190,290	132,543

Net earnings (4)	41,194	106,218	50,024	8,887

Net earnings (loss) attributable to Nucor stockholders (4)	30,964	90,992	23,495	(11,359)

Net earnings (loss) per share:
Basic	0.10	0.29	0.07	(0.04)
Diluted	0.10	0.29	0.07	(0.04)

(1)	Nucor incurred LIFO charges of $31.0 million, $32.0 million, $28.0 million and $51.8 million in the first, second, third and fourth quarters, respectively. In the fourth quarter, Nucor recognized a gain of $29.0 million related to the correction of an error in the actuarial calculation associated with the medical plan covering certain eligible early retirees.
(2)	The third quarter includes a pre-tax charge of $13.9 million for impairment of Nucor's equity investment in a dust recycling project.
(3)	Nucor incurred LIFO charges of $24.0 million, $67.0 million, $50.0 million and $23.0 million in the first, second, third and fourth quarters, respectively.
(4)	The fourth quarter included a charge of $10.0 million for Nucor's share of the estimated closure costs of the HIsmelt plant.

Nature Of Operations And Basis Of Presentation (Narrative) (Details) (Nucor-Yamato Steel Company [Member])	Dec. 31, 2011
Nucor-Yamato Steel Company [Member]
Percentage of equity interest	51.00%

Summary Of Significant Accounting Policies (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary Of Significant Accounting Policies [Abstract]
Percentage of inventories valued using the last-in, first-out (LIFO)	47.00%	45.00%
Freight costs included in marketing, administrative and other expenses	$ 67.2	$ 59.9	$ 54.3

Summary Of Significant Accounting Policies (Schedule Of Accumulated Other Comprehensive (Loss) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Summary Of Significant Accounting Policies [Abstract]
Foreign currency translation, net of income taxes when applicable	$ (12,311)	$ 27,923
Early-retiree medical plan adjustments, net of income taxes	14,384	13,190
Fair market value of derivatives, net of income taxes	(40,250)	(68,889)
Accumulated other comprehensive income (loss), net of tax, total	$ (38,177)	$ (27,776)

Acquisitions (Narrative) (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Apr. 30, 2010 Numit LLC [Member]	Dec. 31, 2010 Steel Technologies LLC [Member]	Apr. 30, 2010 Steel Technologies LLC [Member]	Dec. 31, 2011 Other Minor Acquisitions [Member]	Dec. 31, 2010 Other Minor Acquisitions [Member]	Dec. 31, 2009 Other Minor Acquisitions [Member]
Significant Acquisitions and Disposals [Line Items]
Number of processing facilities		25
Business acquisition purchase price				$ 4	$ 64.8	$ 8.1
Payments to acquire interest in joint venture	$ 221.3
Equity method investment, ownership percentage	50.00%		100.00%

Short-term Investments (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Short-term investments	$ 1,362,641	$ 1,153,623
Variable rate bonds, minimum maturity days	90
Aggregate Contractual Maturities In 2012 [Member]
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Short-term investments	1,064,000
Aggregate Contractual Maturities In 2027 And Thereafter [Member]
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Short-term investments	$ 298,600

Short-term Investments (Schedule Of Short Term Investments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Short-term investments	$ 1,362,641	$ 1,153,623
Certificates of Deposit [Member]
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Short-term investments	775,000	800,363
Corporate Debt [Member]
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Short-term investments	103,506
Federal Home Loan Bank Investments [Member]
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Short-term investments	185,500
Variable Rate Demand Notes [Member]
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Short-term investments	$ 298,635	$ 353,260

Accounts Receivable (Narrative) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accounts Receivable [Abstract]
Allowance for doubtful accounts receivable	$ 54.3	$ 61.2	$ 52.9

Inventories (Details) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011
Inventories [Abstract]
Raw materials and supplies in inventory, percentage	41.00%		40.00%
Finished and semi-finished products in inventory, percentage	59.00%		60.00%
Increased value of inventory if FIFO method had been used	$ 620,400,000		$ 763,200,000
Lower of cost or market adjustments	2,900,000		6,800,000
Liquidation effect to decrease cost of products sold	30,400,000	81,500,000
Approximate amount of raw materials, utilities and other items under supply agreements			$ 7,800,000,000

Property, Plant And Equipment (Narrative) (Details)	12 Months Ended
Dec. 31, 2011
Land Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives range - minimum	5
Estimated useful lives range - maximum	10
Buildings and Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives range - minimum	9
Estimated useful lives range - maximum	31.5
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives range - minimum	2
Estimated useful lives range - maximum	15

Property, Plant And Equipment (Schedule Of Property, Plant And Equipment) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Property, Plant And Equipment [Abstract]
Land and improvements	$ 515,674	$ 431,765
Buildings and improvements	841,179	834,661
Machinery and equipment	7,727,630	7,502,203
Construction in process and equipment deposits	396,614	323,845
Property, plant and equipment, gross	9,481,097	9,092,474
Less accumulated depreciation	(5,725,493)	(5,240,356)
Property, plant and equipment, net, total	$ 3,755,604	$ 3,852,118

Restricted Cash And Investments (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Nov. 30, 2010 30-Year Variable Rate Gulf Opportunity Zone Bonds [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Debt instrument face amount			$ 600,000,000
Term of variable rate bonds, years			30
Qualified expenditure for construction of facility	43,200,000	0
Restricted investments	$ 514,300,000	$ 0

Goodwill And Other Intangible Assets (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Goodwill And Other Intangible Assets [Abstract]
Intangible assets, useful life, minimum (years)	5
Intangible assets, useful life, maximum (years)	22
Intangible asset amortization expense	$ 67.8	$ 70.5	$ 72.4
Future amortization expense, in 2012	61.4
Future amortization expense, in 2013	57.9
Future amortization expense, in 2014	55.8
Future amortization expense, in 2015	54
Future amortization expense, in 2016	$ 52.7

Goodwill And Other Intangible Assets (Change In Net Carrying Amount Of Goodwill By Segment) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Goodwill [Line Items]
Balance, beginning of period	$ 1,836,294	$ 1,803,021
Acquisitions	2,986	14,841
Translation	(8,619)	18,432
Balance, end of period	1,830,661	1,836,294
Steel Mills [Member]
Goodwill [Line Items]
Balance, beginning of period	268,466	268,466
Acquisitions
Translation
Balance, end of period	268,466	268,466
Steel Products [Member]
Goodwill [Line Items]
Balance, beginning of period	799,060	780,628
Acquisitions
Translation	(8,619)	18,432
Balance, end of period	790,441	799,060
Raw Materials [Member]
Goodwill [Line Items]
Balance, beginning of period	679,916	665,075
Acquisitions	2,986	14,841
Translation
Balance, end of period	682,902	679,916
All Other [Member]
Goodwill [Line Items]
Balance, beginning of period	88,852	88,852
Acquisitions
Translation
Balance, end of period	$ 88,852	$ 88,852

Goodwill And Other Intangible Assets (Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Gross Amount	$ 1,090,847	$ 1,096,502
Intangible assets, Accumulated Amortization	306,207	240,377
Other [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Gross Amount	25,868	27,869
Intangible assets, Accumulated Amortization	17,738	17,057
Trademarks And Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Gross Amount	123,192	123,713
Intangible assets, Accumulated Amortization	25,628	19,351
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Gross Amount	941,787	944,920
Intangible assets, Accumulated Amortization	$ 262,841	$ 203,969

Equity Investments (Details)	3 Months Ended		12 Months Ended				12 Months Ended			9 Months Ended	12 Months Ended					12 Months Ended			3 Months Ended	12 Months Ended
	Oct. 01, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2011 EUR (€)	Dec. 31, 2011 NuMit [Member] USD ($)	Dec. 31, 2010 NuMit [Member] USD ($)	Apr. 30, 2010 NuMit [Member]	Oct. 01, 2011 Duferdofin Nucor S.r.l [Member]	Dec. 31, 2011 Duferdofin Nucor S.r.l [Member] USD ($)	Dec. 31, 2010 Duferdofin Nucor S.r.l [Member] USD ($)	Dec. 31, 2009 Duferdofin Nucor S.r.l [Member] USD ($)	Dec. 31, 2011 Duferdofin Nucor S.r.l [Member] EUR (€)	Dec. 31, 2010 Duferdofin Nucor S.r.l [Member] EUR (€)	Dec. 31, 2011 Steel Technologies LLC [Member] USD ($)	Apr. 30, 2010 Steel Technologies LLC [Member]	Oct. 01, 2011 EURO [Member] Duferdofin Nucor S.r.l [Member] EUR (€)	Oct. 01, 2011 Dust Recycling Project [Member] USD ($)	Dec. 31, 2011 Maximum [Member] Duferdofin Nucor S.r.l [Member]	Dec. 31, 2011 Minimum [Member] Duferdofin Nucor S.r.l [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investments		$ 797,600,000	$ 775,700,000	$ 797,600,000			$ 259,300,000	$ 229,100,000			$ 493,900,000	$ 531,900,000
Equity method investments, share of net assets											62,400,000
Step-up to fair value of certain assets and liabilities											431,500,000
Step-up to fair value of equity method investment, portion related to identification of goodwill											312,500,000
Notes receivable, related parties																40,000,000
Notes receivable, related parties, interest rate																1.27%				3.12%	3.08%
Interest rate in excess of LIBOR on note receivable from related party							0.90%
Equity method investment, ownership percentage									50.00%		50.00%						100.00%
Amortization expense and other purchase accounting adjustments due to fair value step-up			67,829,000	70,455,000	72,388,000						11,500,000	11,500,000	15,400,000
Interest rate per year in excess of Euribor as of date of the note										1.00%
Investment in joint venture							221,300,000
Line of credit extended to joint venture																120,000,000
Line of credit extended to joint venture, amount outstanding																55,000,000
Line of credit facility extended to joint venture, interest rate																1.96%
Due from related parties, noncurrent											38,800,000			30,000,000	20,000,000
Equity method investment's credit facilities																		112,500,000
Total amount outstanding under equity method investment's applicable credit facilities																		105,100,000
Amount outstanding under equity method investment's credit facilities guaranteed by Nucor			68,000,000			52,600,000
Impairment charges	13,900,000																		13,900,000
Number of sheet processing facilities operated by Steel Technologies							25
Period used for lag basis, in months							1				1
Percentage of interest in joint venture that will be terminated on closure of plant				25.00%
Pre-tax charge for the estimated closure costs		$ 10,000,000

Current Liabilities (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current Liabilities [Abstract]
Book overdrafts	$ 53.6	$ 63
Dividends payable, current	$ 116.3	$ 115.2

Debt and Other Financing Arrangements (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Line of Credit Facility [Line Items]
Annual aggregate long-term debt maturities - 2012	$ 650
Annual aggregate long-term debt maturities - 2013	250
Annual aggregate long-term debt maturities - 2014	3.3
Annual aggregate long-term debt maturities - 2015	16.3
Annual aggregate long-term debt maturities - 2016
Annual aggregate long-term debt maturities - thereafter	3,361
Ratio of funded debt to total capital	36.00%
Revolving credit facility	1,500
Interest expenses capitalized	3.5	0.9	16.4
Harris Steel [Member]
Line of Credit Facility [Line Items]
Revolving credit facility	33.8
Credit facilities, amount outstanding	1.6
Nucor Trading S.A. [Member]
Line of Credit Facility [Line Items]
Revolving credit facility	25
Credit facilities, amount outstanding	0.3
Outstanding guarantees	0.1
Letters Of Credit [Member]
Line of Credit Facility [Line Items]
Credit facilities, amount outstanding	29.8
Revolving Loans For Nucor Subsidiaries [Member]
Line of Credit Facility [Line Items]
Credit facility availability	500
Revolving Credit Agreement [Member]
Line of Credit Facility [Line Items]
Ratio on the limit of funded debt to capital on credit facility	60.00%
Credit facility availability	500
Revolving Credit Agreement [Member] | Foreign Currency Loans [Member]
Line of Credit Facility [Line Items]
Credit facility availability	850
Revolving Credit Agreement [Member] | Letters Of Credit [Member]
Line of Credit Facility [Line Items]
Credit facility availability	$ 500

Debt And Other Financing Arrangements (Schedule Of Debt And Other Financing Arrangements) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Debt Instrument [Line Items]
Long-term debt	$ 4,280,200,000	$ 4,280,200,000
Less current maturities	(650,000,000)
Total long-term debt, noncurrent	3,630,200,000	4,280,200,000
Notes, 4.875%, Due 2012 [Member]
Debt Instrument [Line Items]
Debt instrument face amount	350,000,000	350,000,000
Debt instrument interest rate		4.88%
Debt instrument - maturity date	2012
Notes, 5.0%, Due 2012 [Member]
Debt Instrument [Line Items]
Debt instrument face amount	300,000,000	300,000,000
Debt instrument interest rate		5.00%
Debt instrument - maturity date	2012
Notes, 5.0%, Due 2013 [Member]
Debt Instrument [Line Items]
Debt instrument face amount	250,000,000	250,000,000
Debt instrument interest rate		5.00%
Debt instrument - maturity date	2013
Notes, 5.75%, Due 2017 [Member]
Debt Instrument [Line Items]
Debt instrument face amount	600,000,000	600,000,000
Debt instrument interest rate		5.75%
Debt instrument - maturity date	2017
Notes, 5.85%, Due 2018 [Member]
Debt Instrument [Line Items]
Debt instrument face amount	500,000,000	500,000,000
Debt instrument interest rate		5.85%
Debt instrument - maturity date	2018
Notes, 4.125%, Due 2022 [Member]
Debt Instrument [Line Items]
Debt instrument face amount	600,000,000	600,000,000
Debt instrument interest rate		4.13%
Debt instrument - maturity date	2022
Notes, 6.40%, Due 2037 [Member]
Debt Instrument [Line Items]
Debt instrument face amount	650,000,000	650,000,000
Debt instrument interest rate		6.40%
Debt instrument - maturity date	2037
Industrial Revenue Bonds [Member] | 0.11% to 1.7%, variable, due from 2014 to 2040
Debt Instrument [Line Items]
Debt instrument face amount	$ 1,030,200,000	$ 1,030,200,000
Debt instrument interest rate - minimum		0.11%
Debt instrument interest rate - maximum		1.70%
Debt instrument - maturity date - start	2014
Debt instrument - maturity date - end	2040

Capital Stock (Narrative) (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Capital Stock [Abstract]
The par value of common stock	$ 0.4
Common stock shares authorized	800,000,000	800,000,000
Preferred stock shares authorized	250,000
Preferred stock par value per share	$ 4
Preferred stock shares outstanding	0	0
Preferred stock shares issued	0	0

Derivative Financial Instruments (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Natural Gas Swap [Member]
Derivative [Line Items]
MMBTUs covered by natural gas swaps	3,600,000
Foreign Currency Contracts [Member]
Derivative [Line Items]
Notional value of foreign currency contracts	$ 9.2
Natural Gas Forward Purchase Contracts [Member]
Derivative [Line Items]
Net deferred losses on cash flow hedges on natural gas forward purchase contracts that are included in accumulated other comprehensive income that are expected to be reclassified into earnings during the next twelve months	40.7
Reclassification of earnings, time period, in months	12
Purchase Commitments Due in 2012 [Member] | Natural Gas Forward Purchase Contracts [Member]
Derivative [Line Items]
Purchase commitment of natural gas to be used for production	91.4
Purchase Commitments Due in 2013 [Member] | Natural Gas Forward Purchase Contracts [Member]
Derivative [Line Items]
Purchase commitment of natural gas to be used for production	38.6
Purchase Commitments Due in 2014 [Member] | Natural Gas Forward Purchase Contracts [Member]
Derivative [Line Items]
Purchase commitment of natural gas to be used for production	29.2
Purchase Commitments Due in 2015 [Member] | Natural Gas Forward Purchase Contracts [Member]
Derivative [Line Items]
Purchase commitment of natural gas to be used for production	28.3
Purchase Commitments Due in 2016 [Member] | Natural Gas Forward Purchase Contracts [Member]
Derivative [Line Items]
Purchase commitment of natural gas to be used for production	27.9
Purchase Commitments Due Between 2017 and 2028 [Member] | Natural Gas Forward Purchase Contracts [Member]
Derivative [Line Items]
Purchase commitment of natural gas to be used for production	$ 373.6

Derivative Financial Instruments (Fair Values Of Derivative Instruments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value	$ (21,434)	$ (66,661)
Designated As Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value	(21,100)	(63,700)
Designated As Hedging Instruments [Member] | Accrued Expenses And Other Current Liabilities [Member] | Commodity Contracts [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value	(21,100)	(8,900)
Designated As Hedging Instruments [Member] | Deferred Credits And Other Liabilities [Member] | Commodity Contracts [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value		(54,800)
Not Designated As Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value	5,071	266
Derivative Liability, Fair Value	(334)	(2,961)
Not Designated As Hedging Instruments [Member] | Accrued Expenses And Other Current Liabilities [Member] | Commodity Contracts [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value		(2,961)
Not Designated As Hedging Instruments [Member] | Accrued Expenses And Other Current Liabilities [Member] | Foreign Exchange Contracts [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value	(334)
Not Designated As Hedging Instruments [Member] | Other Current Assets [Member] | Commodity Contracts [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value	5,071
Not Designated As Hedging Instruments [Member] | Other Current Assets [Member] | Foreign Exchange Contracts [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value		$ 266

Derivative Financial Instruments (Derivatives In Cash Flow Hedging Relationships) (Details) (Designated As Hedging Instruments [Member], Commodity Contracts [Member], Cost Of Products Sold [Member], USD $)
In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Designated As Hedging Instruments [Member] | Commodity Contracts [Member] | Cost Of Products Sold [Member]
Derivative [Line Items]
Amount of Gain or (Loss) Recognized in OCI on Derivatives (Effective Portion)	$ (8,454)	$ (29,957)	$ (48,616)
Amount of Gain or (Loss) Reclassified from Accumulated OCI into Earnings (Effective Portion)	(37,093)	(35,141)	(40,543)
Amount of Gain or (Loss) Recognized in Earnings on Derivative (Ineffective Portion)	$ 600	$ 600	$ (1,700)

Derivative Financial Instruments (Derivatives Not Designated As Hedging Instruments) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Derivative [Line Items]
Amount of Gain or (Loss) in Earnings on Derivatives Not Designated as Hedging Instruments	$ 11,092	$ (510)	$ (7,937)
Not Designated As Hedging Instruments [Member] | Commodity Contracts [Member] | Cost Of Products Sold [Member]
Derivative [Line Items]
Amount of Gain or (Loss) in Earnings on Derivatives Not Designated as Hedging Instruments	11,757	(1,417)	(4,887)
Not Designated As Hedging Instruments [Member] | Foreign Exchange Contracts [Member] | Cost Of Products Sold [Member]
Derivative [Line Items]
Amount of Gain or (Loss) in Earnings on Derivatives Not Designated as Hedging Instruments	$ (665)	$ 907	$ (3,050)

Fair Value Measurements (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash equivalents	$ 1,012,122,000	$ 1,156,240,000
Short-term investments	1,362,641,000	1,153,623,000
Commodity contracts	5,071,000
Foreign exchange contracts		266,000
Restricted cash and investments	585,833,000	598,482,000
Total assets	2,965,667,000	2,908,611,000
Foreign exchange and commodity contracts	(21,434,000)	(66,661,000)
Fair value of short-term and long-term debt, including current maturities	4,760,000,000	4,590,000,000
Fair Value, Inputs, Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash equivalents	1,012,122,000	1,156,240,000
Short-term investments	1,362,641,000	1,153,623,000
Restricted cash and investments	585,833,000	598,482,000
Total assets	2,960,596,000	2,908,345,000
Fair Value, Inputs, Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Commodity contracts	5,071,000
Foreign exchange contracts		266,000
Total assets	5,071,000	266,000
Foreign exchange and commodity contracts	$ (21,434,000)	$ (66,661,000)

Contingencies (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Contingencies [Abstract]
Accrual for environmental loss contingencies, gross	$ 31.4	$ 35
Accrued environmental loss contingencies, current	14.4	13.5
Accrued environmental loss contingencies, noncurrent	$ 17	$ 21.5
Steel manufacturers, number of manufacturers	8

Stock-Based Compensation (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options exercise prices as percentage of the market value on the date of the grant	100.00%
Total intrinsic value of options exercised	$ 7,600,000	$ 8,500,000	$ 7,000,000
Total aggregate intrinsic value of both options outstanding and options exercisable	3,500,000
Grant date fair value of options granted	$ 15.37	$ 15.5
Compensation expense for stock options	9,850,000	729,000	0
Unrecognized compensation expense related to unvested restricted stock	1,800,000
Weighted average recognition period for unrecognized compensation expense related to unvested restricted stock (years)	1.4
Stock Options Granted Prior To 2006 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options vesting period	six months
Stock options term, years	7
Stock Options Granted In 2010 And 2011 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options vesting period	three years
Stock options term, years	10
RSU [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense related to unvested restricted stock	24,000,000
Weighted average recognition period for unrecognized compensation expense related to unvested restricted stock (years)	1.6
Share-based compensation expense	31,600,000	37,000,000	47,300,000
Total fair value of shares vested	29,300,000	30,400,000	37,200,000
RSA [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense for stock options	7,400,000	5,200,000	7,300,000
Unrecognized compensation expense related to unvested restricted stock	700,000
Weighted average recognition period for unrecognized compensation expense related to unvested restricted stock (years)	1.5
Total fair value of shares vested	$ 7,300,000	$ 10,200,000	$ 13,300,000
Additional common stock units for election of deferred annual incentive award, percentage	25.00%
Amount of annual incentive award payment participant can elect to defer	50.00%

Stock-Based Compensation (Schedule Of Stock Option Plans Activity) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Stock-Based Compensation [Abstract]
Outstanding at beginning of year, shares	983	1,060	1,299
Granted, shares	560	242
Exercised, shares	(387)	(319)	(239)
Canceled, shares
Outstanding at end of year, shares	1,156	983	1,060
Options exercisable at end of year, shares	354	741	1,060
Outstanding, weighted-average exercise price beginning of year	$ 29.14	$ 21.95	$ 20.8
Granted, weighted-average exercise price	$ 42.34	$ 41.43
Exercised, weighted-average exercise price	$ 20.96	$ 14.6	$ 15.69
Canceled, weighted-average exercise price
Outstanding, weighted-average exercise price, end of year	$ 38.26	$ 29.14	$ 21.95
Options exercisable, weighted-average exercise price	$ 29.67	$ 25.12	$ 21.95

Stock-Based Compensation (Summary Of Stock Options Outstanding) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2011 $25.00 - $30.00 [Member]	Dec. 31, 2011 30.01 - 35.00 [Member]	Dec. 31, 2011 35.01 - 40.00 [Member]	Dec. 31, 2011 40.01 - 42.34 [Member]	Dec. 31, 2011 $25.00 - $42.34 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding	1,156	983	1,060	1,299	201	153		802	1,156
Weighted-average remaining contractual life of options outstanding (years)					0.7	0.2		9.1	6.5
Weighted-average exercise price of options outstanding	$ 38.26	$ 29.14	$ 21.95	$ 20.8	$ 28.86	$ 30.73		$ 42.07	$ 38.26
Options Exercisable	354	741	1,060		201	153			354
Weighted-average exercise price of options exercisable	$ 29.67	$ 25.12	$ 21.95		$ 28.86	$ 30.73			$ 29.67
Exercise price of options outstanding and exercisable, lower limit					$ 25	$ 30.01	$ 35.01	$ 40.01	$ 25
Exercise price of options outstanding and exercisable, upper limit					$ 30	$ 35	$ 40	$ 42.34	$ 42.34

Stock-Based Compensation (Schedule Of Grant Date Fair Value Calculated Using Black-Scholes Option-Pricing Model) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Stock-Based Compensation [Abstract]
Exercise price	$ 42.34	$ 41.43
Expected dividend yield	3.42%	3.48%
Expected stock price volatility	49.40%	50.58%
Risk-free interest rate	2.39%	2.75%
Expected life (years)	6.5	6.5

Stock-Based Compensation (Summary Of Nucor's Restricted Stock Unit Activity) (Details) (RSU [Member], USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
RSU [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested at beginning of year, shares	1,203	1,464	1,139
Granted, shares	490	462	1,147
Vested, shares	(713)	(709)	(805)
Canceled, shares	(18)	(14)	(17)
Unvested at end of year, shares	962	1,203	1,464
Unvested, grant date fair value at beginning of year	$ 49.96	$ 54.69	$ 67.67
Granted, grant date fair value	$ 42.34	$ 43.05	$ 43.91
Vested, grant date fair value	$ 50.04	$ 55.24	$ 57.58
Canceled, grant date fair value	$ 46.06	$ 49.52	$ 60.44
Unvested, grant date fair value at end of year	$ 46.09	$ 49.96	$ 54.69
Shares reserved for future grants	13,695	14,777	15,878

Stock-Based Compensation (Summary Of Nucor's Restricted Stock Unit Activity Under AIP And LTIP) (Details) (RSA [Member], USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
RSA [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested at beginning of year, shares	141	240	375
Granted, shares	118	131	256
Vested, shares	(165)	(230)	(391)
Canceled, shares
Unvested at end of year, shares	94	141	240
Unvested, grant date fair value at beginning of year	$ 44.62	$ 50.75	$ 61.57
Granted, grant date fair value	$ 46.41	$ 44.82	$ 32.16
Vested, grant date fair value	$ 47.13	$ 51.13	$ 48.96
Canceled, grant date fair value
Unvested, grant date fair value at end of year	$ 42.46	$ 44.62	$ 50.75
Shares reserved for future grants	1,482	1,600	1,731

Employee Benefit Plan (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Employee Benefit Plans [Line Items]
Profit Sharing and Retirement Savings Plan, plan expense		$ 117.7	$ 22.1	$ 9.6
Unfunded obligation	13.3	13.3	45.5
Expense associated with early retiree medical plan		3.5	2.7	1.9
Gain related to correction of error in the actuarial calculation	$ 29
Discount rate used to calculate expenses		4.50%	5.50%	6.00%
Health care cost trend rate		6.70%	6.80%	6.90%
Year that trend rate is projected to reach ultimate rate	2027	2027
December 31, 2027 [Member]
Employee Benefit Plans [Line Items]
Health care cost trend rate		4.50%

Interest Expense (Income) (Components Of Net Interest Expense) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Interest Expense (Income) [Abstract]
Interest expense	$ 178,812,000	$ 161,140,000	$ 149,922,000
Interest income	(12,718,000)	(8,047,000)	(15,170,000)
Interest expense, net	166,094,000	153,093,000	134,752,000
Interest paid	$ 177,600,000	$ 151,800,000	$ 158,700,000

Income Taxes (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Operating Loss Carryforwards [Line Items]
Current deferred tax assets	$ 195,900,000	$ 186,000,000
Non-current deferred tax liabilities	533,400,000	448,200,000
Net federal, state and foreign income taxes paid (refund received)	322,400,000	(245,000,000)	213,200,000
Cumulative undistributed foreign earnings	168,000,000	141,000,000
Unrecognized tax benefits	80,897,000	92,752,000	108,587,000	87,734,000
Amount of unrecognized tax benefits affects effective tax rate	78,500,000	85,300,000
Estimate of possible decrease in gross uncertain tax positions, exclusive of interest, as a result of the expiration of the statute of limitations	15,500,000
Expense (benefit) for interest and penalties	3,600,000	5,300,000	9,900,000
Accrued interest and penalties related to uncertain tax positions	34,300,000	30,600,000
State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
State net operating loss carryforwards	490,800,000	843,000,000
Foreign Country [Member]
Operating Loss Carryforwards [Line Items]
Foreign net operating loss carryforwards	$ 66,200,000	$ 81,200,000
Maximum [Member] | State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Unused net operating loss carryforward expiration year	2031
Maximum [Member] | Foreign Country [Member]
Operating Loss Carryforwards [Line Items]
Unused net operating loss carryforward expiration year	2030
Minimum [Member] | State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Unused net operating loss carryforward expiration year	2014
Minimum [Member] | Foreign Country [Member]
Operating Loss Carryforwards [Line Items]
Unused net operating loss carryforward expiration year	2027

Income Taxes (Components Of Earnings (Loss) From Continuing Operations Before Income Taxes And Noncontrolling Interests) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Abstract]
United States	$ 1,241,465	$ 260,794	$ (353,463)
Foreign	10,347	6,321	(60,515)
Earnings (loss) before income taxes and noncontrolling interests	$ 1,251,812	$ 267,115	$ (413,978)

Income Taxes (Provision (Benefit) For Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Abstract]
Federal, current	$ 329,076	$ (66,462)	$ (258,683)
State, current	1,685	(19,297)	(22,274)
Foreign, current	2,016	8,289	15,611
Total current	332,777	(77,470)	(265,346)
Federal, deferred	55,124	138,662	115,630
State, deferred	10,400	12,223	(10,354)
Foreign, deferred	(7,473)	(12,623)	(16,730)
Total deferred	58,051	138,262	88,546
Total provision (benefit) for income taxes	$ 390,828	$ 60,792	$ (176,800)

Income Taxes (Reconciliation Of The Federal Statutory Tax Rate To Total Provision) (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Abstract]
Taxes computed at statutory rate	35.00%	35.00%	35.00%
State income taxes, net of federal income tax benefit	0.63%	(1.72%)	5.12%
Federal research credit	(0.28%)	(1.19%)	0.84%
Domestic manufacturing deduction	(2.21%)		(0.13%)
Equity in losses of foreign joint venture	0.64%	3.09%	(5.93%)
Foreign rate differential	(0.92%)	(3.83%)	2.79%
Noncontrolling interests	(2.32%)	(9.47%)	4.77%
Other, net	0.68%	0.88%	0.25%
Provision for income taxes	31.22%	22.76%	42.71%

Income Taxes (Deferred Tax Assets and Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Abstract]
Accrued liabilities and reserves	$ 115,752	$ 115,095
Allowance for doubtful accounts	14,088	16,809
Inventory	142,236	140,676
Post-retirement benefits	8,260	17,889
Natural gas hedges	22,433	42,469
Net operating loss carryforward	25,739	50,529
Cumulative translation adjustments	2,254	506
Tax credit carryforwards	39,700	24,000
Total deferred tax assets	370,462	407,973
Holdbacks and amounts not due under contracts	(9,406)	(13,007)
Intangibles	(236,627)	(250,247)
Property, plant and equipment	(461,915)	(406,889)
Total deferred tax liabilities	(707,948)	(670,143)
Total net deferred tax liabilities	$ (337,486)	$ (262,170)

Income Taxes (Reconciliation Of The Beginning And Ending Amounts Of Unrecognized Tax Benefits) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Abstract]
Balance at beginning of year	$ 92,752	$ 108,587	$ 87,734
Additions based on tax positions related to current year	6,733	1,983	2,422
Reductions based on tax positions related to current year	(3,160)	(1,358)
Additions based on tax positions related to prior years	937	5,705	858
Reductions based on tax positions related to prior years	(2,169)	(4,046)	(15,540)
Additions due to settlements with taxing authorities		2,363	36,317
Reductions due to settlements with taxing authorities	(958)	(3,246)	(1,288)
Reductions due to statute of limitations lapse	(13,238)	(17,236)	(1,916)
Balance at end of year	$ 80,897	$ 92,752	$ 108,587

Earnings (Loss) Per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2011		Oct. 01, 2011		Jul. 02, 2011		Apr. 02, 2011		Dec. 31, 2010		Oct. 02, 2010		Jul. 03, 2010		Apr. 03, 2010		Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Earnings (Loss) Per Share [Abstract]
Net earnings (loss)	$ 137,056	[1]	$ 181,518	[1]	$ 299,773	[1]	$ 159,841	[1]	$ (11,359)	[2]	$ 23,495	[2]	$ 90,992	[2]	$ 30,964	[2]	$ 778,188	$ 134,092	$ (293,613)
Earnings allocated to participating securities																	(2,653)	(1,823)	(1,946)
Net earnings (loss) available to common stockholders																	775,535	132,269	(295,559)
Average shares outstanding																	316,997,000	315,962,000	314,873,000
Basic net earnings (loss) per share	$ 0.43		$ 0.57		$ 0.94		$ 0.5		$ (0.04)		$ 0.07		$ 0.29		$ 0.1		$ 2.45	$ 0.42	$ (0.94)
Earnings allocated to participating securities, diluted																	(2,654)	(1,823)	(1,946)
Net earnings (loss) available to common stockholders																	$ 775,534	$ 132,269	$ (295,559)
Basic shares outstanding																	316,997,000	315,962,000	314,873,000
Dilutive effect of stock options and other																	164,000	548,000
Diluted average shares outstanding																	317,161,000	316,510,000	314,873,000
Diluted net earnings (loss) per share	$ 0.43		$ 0.57		$ 0.94		$ 0.5		$ (0.04)		$ 0.07		$ 0.29		$ 0.1		$ 2.45	$ 0.42	$ (0.94)
Shares excluded from computation of diluted earnings per share																	800,000	200,000	1,100,000

[1]	The third quarter includes a pre-tax charge of $13.9 million for impairment of Nucor's equity investment in a dust recycling project.
[2]	The fourth quarter included a charge of $10.0 million for Nucor's share of the estimated closure costs of the HIsmelt plant.

Segments (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Oct. 01, 2011	Jul. 02, 2011	Apr. 02, 2011	Dec. 31, 2010	Oct. 02, 2010	Jul. 03, 2010	Apr. 03, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information [Line Items]
Net sales to external customers	$ 4,829,677	$ 5,252,144	$ 5,107,809	$ 4,833,934	$ 3,853,750	$ 4,140,069	$ 4,195,966	$ 3,654,842	$ 20,023,564	$ 15,844,627	$ 11,190,296
Depreciation expense									522,571	512,147	494,035
Amortization expense									67,829	70,455	72,388
Earnings (loss) before income taxes and noncontrolling interests									1,251,812	267,115	(413,978)
Segment assets	14,570,350				13,921,910				14,570,350	13,921,910	12,571,904
Capital expenditures									450,627	345,294	390,500
Steel Mills [Member]
Segment Reporting Information [Line Items]
Net sales to external customers									13,960,245	10,860,760	7,159,512
Intercompany sales									2,405,590	1,719,937	1,027,167
Depreciation expense									371,984	370,458	357,722
Amortization expense										262	400
Earnings (loss) before income taxes and noncontrolling interests									1,703,933	778,946	(350,372)
Segment assets	6,243,965				5,969,846				6,243,965	5,969,846	5,446,028
Capital expenditures									181,178	186,236	217,690
Steel Products [Member]
Segment Reporting Information [Line Items]
Net sales to external customers									3,431,490	2,831,209	2,691,322
Intercompany sales									55,646	43,565	27,453
Depreciation expense									53,272	58,429	57,988
Amortization expense									38,743	40,745	40,705
Earnings (loss) before income taxes and noncontrolling interests									(60,282)	(173,433)	(112,800)
Segment assets	2,903,281				2,835,812				2,903,281	2,835,812	2,707,678
Capital expenditures									20,918	21,321	37,601
Raw Materials [Member]
Segment Reporting Information [Line Items]
Net sales to external customers									2,128,391	1,814,329	1,076,964
Intercompany sales									10,436,379	8,052,986	3,402,084
Depreciation expense									92,250	78,308	75,699
Amortization expense									28,215	28,577	30,412
Earnings (loss) before income taxes and noncontrolling interests									150,029	106,317	(76,965)
Segment assets	2,916,226				2,710,544				2,916,226	2,710,544	2,417,649
Capital expenditures									245,337	125,536	113,000
All Other [Member]
Segment Reporting Information [Line Items]
Net sales to external customers									503,438	338,329	262,498
Intercompany sales									24,869	8,616	10,888
Depreciation expense									56	90	105
Amortization expense									871	871	871
Earnings (loss) before income taxes and noncontrolling interests									4,296	4,344	(14,130)
Segment assets	152,107				170,174				152,107	170,174	138,286
Capital expenditures									15	24	74
Corporate/Eliminations [Member]
Segment Reporting Information [Line Items]
Intercompany sales									(12,922,484)	(9,825,104)	(4,467,592)
Depreciation expense									5,009	4,862	2,521
Earnings (loss) before income taxes and noncontrolling interests									(546,164)	(449,059)	140,289
Segment assets	2,354,771				2,235,534				2,354,771	2,235,534	1,862,263
Capital expenditures									3,179	12,177	22,135
Sheet [Member]
Segment Reporting Information [Line Items]
Net sales to external customers									5,967,756	4,952,236	2,877,140
Bar [Member]
Segment Reporting Information [Line Items]
Net sales to external customers									3,733,716	2,668,706	2,042,471
Structural [Member]
Segment Reporting Information [Line Items]
Net sales to external customers									2,049,907	1,633,203	1,275,795
Plate [Member]
Segment Reporting Information [Line Items]
Net sales to external customers									$ 2,208,866	$ 1,606,615	$ 964,106

Quarterly Information (Details) (USD $)	3 Months Ended																12 Months Ended
	Dec. 31, 2011		Oct. 01, 2011		Jul. 02, 2011		Apr. 02, 2011		Dec. 31, 2010		Oct. 02, 2010		Jul. 03, 2010		Apr. 03, 2010		Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Quarterly Information [Abstract]
Net sales	$ 4,829,677,000		$ 5,252,144,000		$ 5,107,809,000		$ 4,833,934,000		$ 3,853,750,000		$ 4,140,069,000		$ 4,195,966,000		$ 3,654,842,000		$ 20,023,564,000	$ 15,844,627,000	$ 11,190,296,000
Gross margin	368,109,000	[1]	475,861,000	[1]	666,218,000	[1]	438,409,000	[1]	132,543,000	[2]	190,290,000	[2]	308,037,000	[2]	212,795,000	[2]
Net earnings	158,173,000	[3]	200,111,000	[3]	321,578,000	[3]	181,122,000	[3]	8,887,000	[4]	50,024,000	[4]	106,218,000	[4]	41,194,000	[4]	860,984,000	206,323,000	(237,178,000)
Net earnings (loss) attributable to Nucor stockholders	137,056,000	[3]	181,518,000	[3]	299,773,000	[3]	159,841,000	[3]	(11,359,000)	[4]	23,495,000	[4]	90,992,000	[4]	30,964,000	[4]	778,188,000	134,092,000	(293,613,000)
Basic	$ 0.43		$ 0.57		$ 0.94		$ 0.5		$ (0.04)		$ 0.07		$ 0.29		$ 0.1		$ 2.45	$ 0.42	$ (0.94)
Diluted	$ 0.43		$ 0.57		$ 0.94		$ 0.5		$ (0.04)		$ 0.07		$ 0.29		$ 0.1		$ 2.45	$ 0.42	$ (0.94)
LIFO charges	51,800,000		28,000,000		32,000,000		31,000,000		23,000,000		50,000,000		67,000,000		24,000,000
Impairment charges			13,900,000
Charge of estimated closure costs									10,000,000
Gain related to correction of error in the actuarial calculation	$ 29,000,000

[1]	Nucor incurred LIFO charges of $31.0 million, $32.0 million, $28.0 million and $51.8 million in the first, second, third and fourth quarters, respectively. In the fourth quarter, Nucor recognized a gain of $29.0 million related to the correction of an error in the actuarial calculation associated with the medical plan covering certain eligible early retirees.
[2]	Nucor incurred LIFO charges of $24.0 million, $67.0 million, $50.0 million and $23.0 million in the first, second, third and fourth quarters, respectively.
[3]	The third quarter includes a pre-tax charge of $13.9 million for impairment of Nucor's equity investment in a dust recycling project.
[4]	The fourth quarter included a charge of $10.0 million for Nucor's share of the estimated closure costs of the HIsmelt plant.

Valuation And Qualifying Accounts (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Valuation and Qualifying Accounts [Abstract]
LIFO reserve balance at beginning of year	$ 620,414	$ 456,448	$ 923,362
Additions charged to costs and expenses	142,762	163,966
Deductions			(466,914)
LIFO reserve balance at end of year	$ 763,176	$ 620,414	$ 456,448